UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06603

Performance Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-737-3676

Date of fiscal year end: May 31

Date of reporting period: May 31, 2012

Item 1. Reports to Stockholders.

Dear Shareholder:

Economic Review

The last six months for the U.S. economy has been characterized by the continuation of slow growth experienced in the previous six month period ended November 2011. The labor market, manufacturing sector, and consumer spending have modestly improved; however, these slight improvements have been offset by ongoing weakness in the housing market and turmoil in the Eurozone. These two forces engaged in a tug of war that resulted by the end of the quarter in very little overall change in general economic conditions.

During their April 24-25 meeting, the Federal Reserve addressed two main areas of uncertainty that the group noted could cause their forecast to change and force their hand to a more accommodative policy stance. The first, mentioned above surrounds the situation in Europe. The Fed in their minutes noted, “Financial strains within the euro area increased over the intermeeting period. Spreads of yields on sovereign Italian and Spanish debt over those on comparable maturity German bonds rose, amid official warnings that Spain would miss its fiscal target for this year and would need to make further budget cuts, as well as renewed concerns in the market about the prospect for Spanish banks.” Europe continued to be a fluid situation during the period and the ultimate outcome remains to be seen. The Fed recognized as much and made sure to make policy watchers aware of the importance of the outcome.

The second main area of uncertainty surrounds in the impending Fiscal Cliff due to occur in January 2013. The Federal Reserve also noted this event during their April meeting. “Participants expected that the government sector would be a drag on economic growth over the coming quarters. They generally saw the U.S. fiscal situation also as a risk to the economic outlook; if agreement is not reached on a plan for the federal budget, a sharp fiscal tightening could occur at the start of 2013.” The contraction mentioned in these comments will occur unless Congress acts before the end of the year, as automatic spending cuts and tax increases are set to trigger simultaneously in January. Much like Europe this fiscal uncertainty is a revolving situation with an unknown outcome.

Despite these uncertainties there are a few notable economic indicators that are encouraging. During the period labor market conditions continued to marginally improve. Both the unemployment rate and the number of people working part time for economic reasons declined. Employment has a long way to go to get back to its pre-recession levels, but signals are showing it is headed in the right direction. Also of note is the fact that shoppers took advantage of the unseasonably warm winter weather giving a boost to retail sales and overall consumer spending levels during the period.

With inflation levels remaining subdued during the period, the Federal Reserve has indicated there are no pressing economic reasons to act in the near future. With overall economic conditions muted and mixed prospects for the near future, the group stated in April they intend to keep the federal funds rate at “exceptionally low levels” through the end of 2014.

Source: Minutes of the Federal Open Market Committee, April 24-25, 2012

Sincerely,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Trustmark Investment Advisors, Inc., a wholly-owned subsidiary of Trustmark National Bank, provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Performance Funds are distributed through BHIL Distributors, Inc., Member FINRA.

Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value.

The views expressed in this Shareholder Letter reflect those of the President of the Advisor through the year ended May 31, 2012. The President’s views are subject to change based on the market and other conditions.

Performance Funds Trust

Annual Report — May 31, 2012

Performance Funds Trust

PORTFOLIO REVIEW (Unaudited)
The Money Market Fund

There has been very little change in the investment environment for money market funds over the past year. The Federal Reserve continues to hold short-term interest rates down by continuing to keep basically a zero interest rate target for the Fed Funds rate. The Fed first lowered rates to this level in December 2008 in response to the financial events of four years ago in an effort to stabilize the financial markets both in the U.S. and around the globe. Now that same policy is in place in an effort to stimulate economic growth by keeping rates artificially low for an extended amount of time. The Fed has gone on record as saying that rates will not be raised until at least the end of 2013. Also, there is renewed concern that many sovereign credits in Europe (most notably Spain) are in danger of defaulting on their debts and that the banking system in the Euro zone is teetering on collapse. All these events combined mean that short-term interest are still providing next to no return for their shareholders. The Performance Money Market Fund ended the past fiscal year with a seven-day yield of 0.03%1 and provided a total return of 0.03%2 to shareholders (both numbers reflect Institutional Class Shares). We continue to look for investments that will provide the best possible return with the least amount of risk as allowed under the current rules and regulations.

The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, commercial paper, and repurchase agreements. The Fund holdings are considered first tier as a result of the high quality of the Fund’s holdings per the respective ratings from Standard and Poor’s (A-1 or A-1+), Moody’s (P-1), Fitch (F1+ or F1) and DBRS (R-1)3. While the Fund considers the opinion of the ratings agencies for the holdings in the Fund, some holdings may not be rated by all four agencies. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund’s objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund’s inception, but there can be no guarantee that it will be in the future.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]	The seven-day yield set forth effects a reduction in the Fund’s fees. Without the reduction of those fees, the yield would have been -0.35%.
[2]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of those fees, total return would have been lower.

[3]	The Fund rating is historical and is based upon the Fund’s credit quality, market price exposure and management. It signifies that the Fund’s safety is excellent and that it has superior capacity to maintain a $1.00 net asset value per share. Fund ratings represent an opinion only, not a recommendation to buy or sell. Ratings are as of the date indicated and subject to change. For additional information on these rating agencies please reference moodys.com, standardandpoors.com or dbrs.com.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2012. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW (Unaudited)
The U. S. Treasury Money Market Fund

The past year has been one for the record books for U.S. Treasury bills. During the second half of 2011, record amounts of cash flowed into short-term Treasury securities as events both domestically and overseas led investors away from any type of risk trade and into a mode of return of principal not return on principal. This can be seen by looking at where three-month Treasury bills were trading during this time period. On several days during the third and fourth quarters of 2011, these securities were trading at negative yields. The amount of fear in the market over the debt crisis in Europe led investors to actually pay the Federal Reserve money for three months just for the safety of knowing they would actually be repaid. Treasury bills shorter than three months were regularly trading at levels below zero during the last half of 2011. Due to these extreme events, the Fund was forced to lower the seven-day yield on the Fund to 0.00%1 beginning in October 2011. Since the beginning of 2012, rates have started to move slightly higher in the Treasury bill market. Management is closely monitoring the situation in the bill market but for now the decision has been made to keep the seven-day yield of the Fund at its current level. Hopefully events in the near future will be such that we can start paying out some yield but this is obviously contingent upon market conditions going forward.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to Fund shares.

[1]	The seven-day yield sets forth a reduction in the Fund’s fees. Without the reduction of those fees, the yield would have been -0.40%.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2012. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW (Unaudited)
The Short Term Government Fund

The Performance Short Term Government Fund (“the Fund”) provided shareholders with a return of 0.13% (Institutional Class Shares) for the fiscal year ended May 31, 2012. Yields on the short-end of the yield curve continued to trade in a tight range at depressed levels over the past fiscal year. U.S. Treasury two-year note yields traded at a low yield of 0.15% on September 19, 2011 and a high yield of 0.47% on June 28, 2011 while ending the fiscal year at a yield of 0.26%. U.S. Treasury five-year notes followed the same journey as they made a high yield of 1.78% on July 1, 2011, while ending the fiscal year at the lowest yield for the period of 0.65%. The main factor that is driving short-term interest rates lower has been the fear over the current conditions in the Eurozone. Sovereign-debt problems in numerous European countries have led to a flood of cash being poured into U.S. dollar-denominated debt, especially Treasury securities. Even with the downgrade of U.S. Treasury securities by Standard and Poor’s to AA+ from AAA, the perceived safety of Treasury debt has superseded any rating agency opinion. The common theme in the marketplace these days is not return on principal but the return of principal. Another factor in the current low interest rate environment is that the economic recovery in the U.S. has been uneven at best. A stubbornly high unemployment rate means the Federal Reserve will not be in any hurry to raise short-term interest rates and risk choking off what little growth there currently is in the marketplace. The Federal Reserve has even gone so far as to say that rates will remain low at least until the end of 2013 and possibly into 2014.

The Fund continues to use high quality investments for its shareholders such as U.S. Treasury securities, U.S. Government Agency securities and Mortgage-related securities and high-grade corporate and municipal issues.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to Fund shares.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2012. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Short Term Government Income Fund
Performance (as of May 31, 2012)
(Unaudited)

Growth of a Hypothetical $10,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	-0.06%	2.34%	2.28%
Class A Shares — with Sales Charge*	-3.08%	1.72%	1.97%
Institutional Class Shares	0.13%	2.53%	2.49%
BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index	0.93%	3.46%	3.20%
*	Reflects maximum sales charge of 3.00%.

In the prospectus dated October 1, 2011, the gross expense ratios for Class A Shares and Institutional Class Shares are 0.91% and 0.72%, respectively. Investment performance reflects voluntary fee waivers in effect during the period. Without these fee waives, the performance would have been lower. Additional information pertaining to the May 31, 2012 expense ratios can be found in the financial highlights.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the BofA Merrill Lynch 1-3 Year U.S. Treasury/Agency Index (“Index”), an unmanaged index comprised of U.S. Treasury issues, debt of U.S. Government agencies and corporate debt guaranteed by the U.S. Government. Maturities of the securities range from one to three years. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

PORTFOLIO REVIEW (Unaudited)
The Intermediate Term Income Fund

For the 12 month period ended May 31, 2012, the Intermediate Term Income Fund (“the Fund”) returned 6.36%1 for the Institutional Class Shares. The Institutional Class share price, as measured by net asset value, rose from $10.96 on May 31, 2011 to $11.25 on May 31, 2012. The Fund’s objective is to seek a high level of current income with total return, within certain parameters, as a secondary consideration. As prevailing market conditions merit, high quality corporate securities are also included in the purchase and rotation of securities. This discipline strives to keep share price volatility to acceptable levels while maintaining a high degree of liquidity and versatility. While there is no maximum maturity for an individual issue, the Fund itself will normally have an average maturity between five and ten years.

For the last six months, Mortgage-Backed Securities were the best performing asset class returning 6.97%, followed by Corporate debt 5.81%, U.S. Treasuries 3.03%, and U.S. Agencies 2.05%. Bond yields, as measured by the 30-year Treasury Bond for the last six months fell from 3.06% to 2.64%. Short-term yields, as measured by the 2-year Treasury Note, remained unchanged at 0.26%, same as November 30, 2011. Thus, the spread narrowed 42 basis points, reflecting investors’ flight to quality in the treasury market and expectations of benign inflation. For the year ended May 31, 2012, U.S. Treasuries returned 9.05%, U.S. Agencies 4.14%, U.S. Mortgage-Backed Securities 4.95%, and Corporate debt 8.37%.

Three years after the great recession ended, the economy and job market continue to languish, longer than expected. In spite of numerous simulative steps, investors are looking for more assurance that the Fed will keep the economy on track and not fall back into a recession. With interest rates already at historical lows, the Fed’s impact is waning. We believe a dose of political bipartisanship in Washington is needed as well.

Perhaps more important is how and when the European leaders put their differences aside, and resolve to stabilize the 17 Nation Eurozone whether through a blend of fiscal consolidation, growth initiatives, and/or more European-wide regulation of banks with the European Central Bank displaying a more assertive role.

Signed,

Robert H. Spaulding,
First Vice President & Investment Officer
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

[1]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2012. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Intermediate Term Income Fund
Performance (as of May 31, 2012)
(Unaudited)

Growth of a Hypothetical $10,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	6.17%	6.40%	5.03%
Class A Shares — with Sales Charge*	0.57%	5.26%	4.46%
Institutional Class Shares	6.36%	6.59%	5.24%
BofA Merrill Lynch U.S Corporate & Government Index	8.23%	6.82%	5.88%
*	Reflects maximum sales charge of 5.25%.

In the prospectus dated October 1, 2011, the gross expense ratios for Class A Shares and Institutional Class Shares are 1.03% and 0.84%, respectively. Investment performance reflects voluntary fee waivers in effect during the period. Without these fee waives, the performance would have been lower. Additional information pertaining to the May 31, 2012 expense ratios can be found in the financial highlights.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the BofA Merrill Lynch U.S. Corporate & Government Index (“Index”), an unmanaged index, which is generally representative of the performance of corporate and U.S. Government bonds. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

PORTFOLIO REVIEW (Unaudited)
The Strategic Dividend Fund

Despite continued global economic uncertainty with a sharp focus on European sovereign debt issues, equity markets have remained stable over the last twelve months ended May 31, 2012 and have produced a gain during 2012 thus far. It remains unclear whether equity markets are reflecting a positive underlying economic reality or a hope of further government induced economic stimulus designed to delay inevitable decline. In this environment, the Strategic Dividend Fund (the “Fund”) produced slightly negative returns over the reporting period, trailing both the S&P 500 Index1 and the Fund’s benchmark, the Dow Jones Select Dividend Index2. In particular, the Fund declined -3.11%3 (Institutional Class Shares) while the S&P 500 fell only -0.41%, and the Dow Jones Select Dividend Index rose 5.55%. The Fund continues to post longer-term returns ahead of both benchmark indices. For the last five years, the Fund has generated an annual return of 0.93% (Institutional Class Shares), as compared to -0.92% for the S&P 500 and -1.50% for the Dow Jones Select Dividend Index over the same period.

The twelve months ended May 31, 2012 have witnessed wide divergence in relative performance among the various economic sectors of the market, with the spread between the best- and worst-performing sectors a remarkable 38%. The Fund’s underperformance was due almost entirely to our overweight positions in the Energy and Industrial sectors, both of which produced declines during the reporting period. These declines were partially offset by the Fund’s overweight in Utilities which produced double digit gains, and our underweight of the Financial sector which continues to produce negative returns.

As in prior reviews, we remain cautious about equity markets going forward. While a few bright spots remain, the global economic growth paradigm appears in jeopardy as Europe sinks into a recession, the U.S. struggles to stay flat and developing economies begin to slow. In this anticipated environment, we will continue to emphasize capital preservation and dividend income while focusing on those sectors and companies that will benefit in a more moderate growth environment.

Listed below are the top ten equity holdings of the Fund at May 31, 20124:

1. Enterprise Products Partners, LP	2.7%
2. ONEOK, Inc.	2.6%
3. Union Pacific Corporation	2.5%
4. Kinder Morgan Energy, LP	2.4%
5. National-Oilwell Varco, Inc.	2.4%

6. OGE Energy Corporation	2.2%
7. The Home Depot, Inc.	2.2%
8. Nisource Inc.	2.2%
9. Caterpillar Inc.	2.2%
10. Microsoft Corporation	2.1%

Signed,

L. Farrell Crane, Jr.
Director of Research
Orleans Capital Management

Past Performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net assets value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s (``S&P”) 500 Index is an unmanaged index that reflects the U.S. stock market as a whole. The index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[2]	The Dow Jones Select Dividend Index is an unmanaged index comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[3]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.
[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2012.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2012. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Strategic Dividend Fund
Performance (as of May 31, 2012)
(Unaudited)

Growth of a Hypothetical $10,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	Since Inception#
Class A Shares — without Sales Charge	-3.35%	0.69%	4.66%
Class A Shares — with Sales Charge*	-8.39%	-0.39%	3.92%
Institutional Class Shares	-3.11%	0.93%	4.90%
Dow Jones Select Dividend Index	5.55%	-1.50%	3.21%
*	Reflects maximum sales charge of 5.25%.
#	Inception date of the Strategic Dividend Fund is November 9, 2004.

In the prospectus dated October 1, 2011, the gross expense ratios for Class A Shares and Institutional Class Shares are 1.42% and 1.24%, respectively. The net expense ratios for Class A Shares and Institutional Class Shares are 1.28% and 1.03%, respectively. Investment performance reflects contractual fee waivers in effect from during the period. Without these fee waivers, the performance would have been lower. Additional information pertaining to the May 31, 2012 expense ratios can be found in the financial highlights.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Dow Jones Select Dividend Index (“Index”). The Index is is comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

PORTFOLIO REVIEW (Unaudited)
The Large Cap Equity Fund

For the twelve months ended May 31, 2012, the Large Cap Equity Fund (the “Fund”), Institutional Class Shares, returned 1.97%, outperforming the S&P 500 Index1, which fell -0.41%. It was a volatile period for large cap stocks characterized by three distinct market moves over the period. First, a swift and sharp decline in the late summer and early fall 2011 saw large cap stocks fall just over 15%, followed by a multi-month advance of 30% from the winter of 2011 to the spring of 2012. The period then ended with a 7% decline as markets digested the gains amassed during the rally.

The market decline which kicked off the fiscal year was highlighted by the early August downgrade of U.S. government debt by Standard & Poor’s. The downgrade came in the midst of continued worries surrounding Europe and the fiscal state of Eurozone members. The multi-month rally which arose from this volatile period was fueled by the Federal Reserve announcing their newest policy action known as Operation Twist. Risk assets, in particular domestic equities, soared as the Federal Reserve launched a new round of asset purchases. The rally lasted until the final eight weeks of the fiscal year when large cap stocks consolidated, digesting the large gains accrued during the bull move.

The Fund was able to navigate the volatile period successfully, as a focus on defensive oriented sectors such as Utilities, Telecom, and Consumer Staples added value. The best-performing sector for the Fund was the Consumer Discretionary sector, whose constituents were bolstered by an increase in consumer spending. Shoppers returned as a mild winter helped bolster retail sales among other measures of overall consumer health. Within the Consumer Discretionary sector, TJX Companies, Inc., Expedia, Inc., Ross Stores, Inc., and VF Corporation were the leaders. Another notable holding was Apple, Inc., which catapulted itself during the fiscal year to become the largest publicly traded company by market capitalization as well as the largest holding of the Fund.

Looking ahead, the European situations, along with the pending U.S. elections are expected to help deliver another healthy dose of volatility to equity markets. The Fund will look to navigate the choppy market by continuing to focus on reasonably priced, high quality companies exhibiting positive momentum. A focus on historically defensive sectors should also add another layer of diversification should volatility increase over the coming months and quarters.

Listed below are the top ten equity holdings of the Fund as of May 31, 20122:

1. Apple Inc.	3.8%
2. International Business Machines Corporation	3.3%
3. Exxon Mobil Corporation.	2.9%
4. Intel Corporation.	2.5%
5. Microsoft Corporation	2.1%

6. Pfizer, Inc.	2.1%
7. Coca-Cola Company	2.1%
8. Chevron Corporation	1.7%
9. Wells Fargo & Company	1.6%
10. General Electric Company	1.6%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net assets value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s (``S&P”) 500 Index is an unmanaged index that reflects the U.S. stock market as a whole. The index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[2]	Portfolio compositions is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2012.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2012. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Large Cap Equity Fund
Performance (as of May 31, 2012)
(Unaudited)

Growth of a Hypothetical $10,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	1.79%	-2.09%	2.56%
Class A Shares — with Sales Charge*	-3.55%	-3.14%	2.01%
Class B Shares — without Sales Charge	1.00%	-2.84%	1.94%
Class B Shares — with Sales Charge**	-4.00%	-3.17%	1.94%
Institutional Class Shares	1.97%	-1.90%	2.77%
Standard & Poor's 500 Index	-0.41%	-0.92%	4.13%
*	Reflects maximum sales charge of 5.25%.
**	Reflects the applicable contingent deferred sales charge (“CDSC”) maximum of 5.00%.

In the prospectus dated October 1, 2011, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.27%, 2.02% and 1.07%, respectively. Investment performance reflects voluntary fee waivers in effect during the period. Without these fee waives, the performance would have been lower. Additional information pertaining to the May 31, 2012 expense ratios can be found in the financial highlights.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor's 500 Index (“Index”), which represents the U.S. stock market as a whole. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

PORTFOLIO REVIEW (Unaudited)
The Mid Cap Equity Fund

For the twelve months ended May 31, 2012, the Mid Cap Equity Fund (the “Fund”), Institutional Class Shares, returned -4.71%, outperforming the benchmark Standard & Poor’s MidCap 400 Stock Index1, which returned -6.09%. Mid Cap stocks as an asset class did not hold up quite as well as their large cap peers during this period which saw a congressional showdown over the US debt ceiling, an expansion of Quantitative Easing by the Federal Reserve, and little improvement in European sovereign debt woes.

Although consumer spending has not been particularly strong during this economic cycle, stocks within Consumer Discretionary sector have performed particularly well over the last fiscal year. The Fund’s overweighting of this sector contributed to the Fund’s outperformance, with Petsmart, Inc., Dollar Tree, Inc., Tractor Supply Company, and Panera Bread Company being standouts in the sector. On the negative side of the ledger, falling commodity prices weighed on the earnings and outlook for the Energy and Materials sectors. Coal producers in particular have been negatively impacted, both by increasing regulation of emissions, and by record low prices for natural gas, which is seen as a cleaner energy alternative to coal power plants. While these sectors are fairly small within the weighting scheme of the benchmark index, the impact was nevertheless negative. Cimarex Energy Company, Patterson UTI Energy, Inc., Arch Coal, Inc., and Albemarle Corporation in particular weighed heavily on the Fund’s performance.

The Fund continues underweight the Financial sector and banks in particular, as that segment of the economy still faces significant headwinds from stagnant housing prices and a deleveraging consumer base. Recent economic reports have largely been weaker than analyst estimates, but corporate profits have held up well in recent quarters as corporate cost cutting has boosted profit margins. As always, the Fund will focus on investing in companies with solid fundamentals and solid prospects for growth.

Listed below are the top ten equity holdings of the Fund as of May 31, 20122:

1. PetSmart, Inc.	2.1%
2. AMETEK, Inc.	1.9%
3. Alliance Data Systems Corporation	1.8%
4. Henry Schein, Inc.	1.7%
5. Rayonier, Inc.	1.6%

6. OGE Energy Corporation	1.5%
7. Mettler-Toledo International, Inc.	1.4%
8. Church & Dwight Company, Inc.	1.4%
9. The Macerich Company	1.4%
10. IDEXX Laboratories, Inc.	1.4%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net assets value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s MidCap 400 Stock Index (``Index”) is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[2]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2012.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2012. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Mid Cap Equity Fund
Performance (as of May 31, 2012)
(Unaudited)

Growth of a Hypothetical $10,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	-4.83%	-2.30%	4.60%
Class A Shares — with Sales Charge*	-9.82%	-3.35%	4.03%
Class B Shares — without Sales Charge	-5.63%	-3.04%	3.94%
Class B Shares — with Sales Charge**	-10.35%	-3.37%	3.94%
Institutional Class Shares	-4.71%	-2.12%	4.80%
Standard & Poor's MidCap 400 Index	-6.09%	1.72%	7.19%
*	Reflects maximum sales charge of 5.25%.
**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.

In the prospectus dated October 1, 2011, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.36%, 2.11% and 1.16%, respectively. Investment performance reflects voluntary fee waivers in effect during the period. Without these fee waives, the performance would have been lower. Additional information pertaining to the May 31, 2012 expense ratios can be found in the financial highlights.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor's MidCap 400 Index (“Index”), which is a capitalization weighted index which measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

PORTFOLIO REVIEW (Unaudited)
The Leaders Equity Fund

For the twelve months ended May 31, 2012, the Leaders Equity Fund (the “Fund”), Institutional Class Shares, returned -6.43%1, underperforming the Russell 1000 Index2 benchmark which fell -1.23%. Volatility remained prevalent in the past twelve months as stocks endured sharp moves both up and down during the period. A downgrade of U.S. government debt by Standard & Poor’s in August resulted in a steep market decline followed by a significant rebound in equity markets into March.

Due to the nature of the Fund’s methodology, it is not unusual for it to experience wider price swings on both the upside and downside. The Fund experienced a sharper correction than the benchmark during the initial drawdown in this reporting period. However, it is important to note the Fund outperformed during the ensuing rally, and in fact outpaced the Russell 1000 Index benchmark from the October lows to the end of the reporting period at May 31, 2012.

From a sector standpoint, the Fund’s exposure to the Consumer Discretionary sector added the most value. Notable contributors to the sector’s performance included: Starbucks Corporation, Macy’s, Inc., Dollar Tree, Inc., and PetSmart, Inc. Other individual holdings that contributed positively to the Fund’s performance were: Whole Foods Market, Inc., Fastenal Company, Intuitive Surgical, Inc., and Apple, Inc., which was the largest contributor overall.

The largest detractor to performance from a sector viewpoint came from the Fund’s exposure to the Information Technology sector. Holdings from this sector that hurt performance the most included: Altera Corporation, Citrix Systems, and Informatica Corporation. Other holdings negatively affecting performance were Netflix, Inc., Albemarle Corporation, and MetroPCS Communications, Inc.

As the uncertainty regarding the European Union and the upcoming U.S. elections begin to play out, the Fund will continue to seek out those companies that are exhibiting the characteristics that have the potential to lead markets both now and in the quarters ahead.

Listed below are the top ten equity holdings of the Fund as of May 31, 20123:

1. Apple, Inc.	3.6%
2. PetSmart, Inc.	3.6%
3. Dollar Tree, Inc.	3.4%
4. Polaris Industries, Inc.	3.4%
5. Under Armour, Inc., Class A	3.4%

6. Whole Foods Market, Inc.	3.3%
7. Alliance Data Systems Corporation	3.3%
8. Intuitive Surgical, Inc.	3.1%
9. Tractor Supply Company	3.0%
10. MasterCard, Inc.	3.0%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net assets value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.
[2]	The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization. The performance of the index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[3]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2012.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2012. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Leaders Equity Fund
Performance (as of May 31, 2012)
(Unaudited)

Growth of a Hypothetical $10,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	-6.62%	-2.99%	2.89%
Class A Shares — with Sales Charge*	-11.55%	-4.04%	2.34%
Class B Shares — without Sales Charge	-7.38%	-3.71%	2.27%
Class B Shares — with Sales Charge**	-12.01%	-4.06%	2.27%
Institutional Class Shares	-6.43%	-2.75%	3.13%
Russell 1000 Index	-1.23%	-0.75%	4.52%
Russell 1000 Growth Index	1.49%	2.01%	4.72%
*	Reflects maximum sales charge of 5.25%.
**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.

In the prospectus dated October 1, 2011, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.75%, 2.50% and 1.55%, respectively. The net expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.51%, 2.26%, and 1.26%, respectively. Investment performance reflects contractual fee waivers in effect from during the period. Without these fee waivers, the performance would have been lower. Additional information pertaining to the May 31, 2012 expense ratios can be found in the financial highlights.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index (“Index”) and the Russell 1000 Growth (“Growth Index”). The Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization. The Growth Index is an unmanaged capitalization weighted index containing those securities of the underlying Russell 1000 Index with a greater than average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher growth rates. The Indices are unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
May 31, 2012

Principal Amount	Security Description		Value
U.S. Government Agency Securities — 34.9%
Federal Home Loan Bank — 20.4%
$ 7,500,000	0.17%*, 6/6/12		$7,500,000
35,000,000	0.09%†, 6/13/12		34,998,833
10,000,000	0.09%†, 6/22/12		9,999,446
10,000,000	0.21%*, 6/22/12		10,000,000
20,000,000	0.07%†, 6/25/12		19,999,067
22,243,000	0.08%†, 6/29/12		22,241,530
			104,738,876
Federal Home Loan Mortgage Corporation — 4.8%
10,000,000	0.09%†, 6/6/12		9,999,847
15,000,000	0.09%†, 7/6/12		14,998,688
			24,998,535
Federal National Mortgage Association — 9.7%
20,000,000	0.07%†, 7/11/12		19,998,444
30,000,000	0.10%†, 9/4/12		29,992,083
			49,990,528
Total U.S. Government Agency Securities			179,727,938
Commercial Paper — 27.3%
Consumer Staples — 12.4%
22,000,000	Coca-Cola Company, 0.11%†, 7/12/12		21,997,244
22,000,000	PepsiCo, Inc., 0.11%†, 7/17/12		21,996,908
10,000,000	Procter & Gamble Company, 0.11%†, 6/6/12		9,999,819
10,000,000	Wal-Mart Stores, Inc., 0.08%†, 6/14/12		9,999,675
			63,993,646
Financials — 7.1%
16,285,000	Bank of America Corporation, 0.85%*, 6/22/12		16,291,679
20,000,000	Toyota Motor Credit Corporation, 0.17%†, 8/15/12		19,992,916
			36,284,595
Health Care — 3.9%
20,000,000	Abbott Laboratories, 0.09%†, 6/6/12		19,999,694
Industrials — 3.9%
20,000,000	General Electric Company, 0.15	%†, 6/26/12	19,997,917
Total Commercial Paper			140,275,852

Principal Amount	Security Description	Value
U.S. Treasury Obligations — 33.0%
U.S. Treasury Bills — 33.0%
$35,000,000	0.05%†, 6/7/12	$34,999,646
40,000,000	0.07%†, 6/21/12	39,998,444
25,000,000	0.05%†, 6/28/12	24,999,063
40,000,000	0.08%†, 7/19/12	39,995,933
30,000,000	0.08%†, 8/9/12	29,995,113
Total U.S. Treasury Obligations		169,988,199
Repurchase Agreements — 4.8%
24,624,739	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.17%, 6/1/12, purchased on 5/31/12, with a maturity value of $24,624,856 (fully collateralized by U.S. Treasury Notes, 1.00% due 7/15/13, with a value of $25,127,284)	24,624,739
Total Repurchase Agreements		24,624,739
Total Investments (Amortized Cost $514,616,728) (a) — 100.0%		514,616,728
Liabilities in excess of other assets — 0.0%		(51,104)
NET ASSETS — 100.0%		$514,565,625

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Variable or Floating Rate Security. Rate disclosed is as of May 31, 2012.
†	Discount Notes. Rate represents effective yield at May 31, 2012.

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
May 31, 2012

Shares/ Principal Amount	Security Description	Value
U.S. Treasury Obligations — 98.1%
U.S. Treasury Bills — 98.1%
$40,000,000	0.06%†, 6/7/12	$39,999,534
28,000,000	0.05%†, 6/21/12	27,999,172
20,000,000	0.06%†, 7/19/12	19,998,400
15,000,000	0.08%†, 8/9/12	14,997,556
13,000,000	0.09%†, 9/27/12	12,996,165
Total U.S. Treasury Obligations		115,990,827
Investment Companies — 1.9%
2,256,590	Federated U.S. Treasury Cash Reserve Fund, 0.00%(a)	2,256,590
Total Investment Companies		2,256,590
Total Investments (Amortized Cost $118,247,417) (b) — 100.0%		118,247,417
Liabilities in excess of other assets — 0.0%		(15,444)
NET ASSETS — 100.0%		$118,231,973

(a)	Rate reflects the 7 day effective yield at May 31, 2012.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Discount Notes. Rate represents effective yield at May 31, 2012.

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
May 31, 2012

Principal Amount	Security Description	Value
U.S. Government Agency Securities — 81.9%
Federal Farm Credit Bank — 6.6%
$5,000,000	1.09%, 7/18/16	$5,000,520
Federal Home Loan Bank — 18.5%
4,000,000	5.00%, 9/14/12	4,054,292
5,000,000	1.63%, 9/26/12	5,023,540
5,000,000	0.65%, 8/22/14	5,002,535
		14,080,367
Federal Home Loan Mortgage Corporation — 19.8%
5,000,000	0.57%, 3/5/15	5,014,440
4,000,000	1.15%, 10/19/15	4,007,872
3,000,000	1.25%, 11/16/15	3,008,874
3,000,000	1.00%, 9/6/16	3,022,155
		15,053,341
Federal National Mortgage Association — 37.0%
5,000,000	1.30%, 7/16/13	5,006,095
5,000,000	1.13%, 9/17/13	5,049,360
5,000,000	0.85%, 10/24/14	5,008,835
5,000,000	1.10%, 4/29/15	5,012,095
5,000,000	1.00%, 5/21/15	5,010,345
3,000,000	1.00%, 9/14/15	3,004,824
		28,091,554
Total U.S. Government Agency Securities		62,225,782
U.S. Treasury Obligations — 10.5%
U.S. Treasury Bills — 10.5%
8,000,000	0.05%†, 6/21/12	7,999,767
Total U.S. Treasury Obligations		7,999,767

Shares/ Principal Amount	Security Description	Value
Corporate Bonds — 5.6%
Financials — 4.1%
$1,495,000	MetLife Global Funding I, 5.13%, 4/10/13(a)	$1,548,458
1,475,000	Wachovia Corporation, 5.70%, 8/1/13	1,553,796
		3,102,254
Industrials — 1.5%
1,100,000	General Electric Capital Corporation, 5.25%, 10/19/12	1,119,592
Total Corporate Bonds		4,221,846
Investment Companies — 1.9%
1,479,350	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	1,479,350
Total Investment Companies		1,479,350
Total Investments (Cost $75,520,091) — 99.9%		75,926,745
Other assets in excess of liabilities — 0.1%		84,416
NET ASSETS — 100.0%		$76,011,161

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2012, all such securities in total represented 2.0% of net assets.
(b)	Rate reflects the 7 day effective yield at May 31, 2012.
(c)	Investment in affiliate.
†	Discount Notes. Rate represents effective yield at May 31, 2012.

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
May 31, 2012

Principal Amount	Security Description	Value
U.S. Government Agency Securities — 54.2%
Federal Farm Credit Bank — 6.0%
$800,000	1.05%, 6/27/14, Series 1	$800,288
1,000,000	5.30%, 10/25/17	1,220,274
2,000,000	5.30%, 4/6/20	2,535,726
		4,556,288
Federal Home Loan Bank — 16.2%
500,000	1.05%, 2/23/17	500,050
500,000	1.10%, 12/22/16	505,428
4,500,000	1.38%, 12/11/15	4,587,417
500,000	1.75%, 12/14/12	504,060
2,500,000	2.25%, 9/8/17	2,630,522
2,000,000	5.25%, 6/18/14	2,200,534
1,000,000	5.38%, 5/15/19	1,254,492
		12,182,503
Federal Home Loan Mortgage Corporation — 9.1%
2,000,000	5.00%, 4/15/34, Series 2780 TG	2,294,566
1,000,000	5.00%, 5/15/34, Series 2922 QE	1,094,759
2,000,000	5.00%, 2/15/36, Series 3113 QE	2,290,300
1,000,000	5.50%, 7/18/16	1,191,408
		6,871,033
Federal National Mortgage Association — 5.9%
784,041	4.00%, 11/25/18, Series 2003-112 AN	827,283
1,000,000	5.00%, 4/15/15	1,126,951
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,367,131
68,970	7.00%, 4/1/20, Pool #253299	78,059
26,298	7.50%, 9/1/29, Pool #252717	32,099
		4,431,523
Government National Mortgage Association — 12.2%
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	4,532,438
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,249,622
2,004,556	5.50%, 8/15/35, Pool #644568	2,231,009
79,485	7.00%, 10/15/29, Pool #510559	95,368
29,088	7.50%, 10/15/29, Pool #510534	35,526
91,082	8.00%, 2/15/30, Pool #529127	97,274
914	9.00%, 3/15/20, Pool #271741	1,051
		9,242,288
Tennessee Valley Authority — 4.8%
3,500,000	6.00%, 3/15/13	3,656,303
Total U.S. Government Agency Securities		40,939,938

Principal Amount	Security Description	Value
U.S. Treasury Obligations — 19.8%
U.S. Treasury Bonds — 6.2%
$2,500,000	3.50%, 2/15/39	$2,942,187
1,200,000	4.25%, 5/15/39	1,594,126
250,000	5.15%, 11/15/41(a)	107,449
		4,643,762
U.S. Treasury Notes — 13.0%
5,850,000	1.13%, 12/15/12	5,880,391
500,000	2.00%, 2/15/22	520,195
500,000	4.13%, 5/15/15	554,961
500,000	4.50%, 5/15/17	593,086
1,000,000	4.75%, 5/15/14	1,086,875
1,000,000	5.13%, 5/15/16	1,179,453
		9,814,961
U.S. Treasury Strips — 0.6%
250,000	2.28%, 11/15/22(a)	208,558
300,000	5.05%, 11/15/26(a)	217,269
		425,827
Total U.S. Treasury Obligations		14,884,550
Corporate Bonds — 25.0%
Consumer Staples — 1.0%
250,000	Kimberly-Clark Corporation, 6.88%, 2/15/14	274,451
500,000	The Procter & Gamble Company, 2.30%, 2/6/22	503,022
		777,473
Energy — 1.5%
500,000	Shell International Finance BV, 4.30%, 9/22/19	581,395
500,000	Sunoco, Inc., 5.75%, 1/15/17	539,545
		1,120,940
Financials — 14.2%
500,000	American Express Company, 7.00%, 3/19/18	615,385
500,000	Bank of America Corporation, 5.49%, 3/15/19	501,637
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	547,500
500,000	Barclays Bank, 5.13%, 1/8/20	536,160
500,000	Citigroup, Inc., 5.00%, 9/15/14	511,234
500,000	Credit Suisse, 5.40%, 1/14/20	507,758

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments (continued)
May 31, 2012

Principal Amount	Security Description	Value
Financials — (continued)
$500,000	Goldman Sachs Group, Inc., 5.25%, 7/27/21	$494,607
500,000	Goldman Sachs Group, Inc., 5.63%, 1/15/17	512,905
500,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	522,024
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	556,212
500,000	John Deere Capital Corporation, 2.75%, 3/15/22	506,856
500,000	JPMorgan Chase & Company, 4.25%, 10/15/20	518,509
500,000	JPMorgan Chase & Company, 6.00%, 1/15/18	561,265
500,000	Marshall & Ilsley Corporation, 5.00%, 1/17/17	541,899
500,000	MetLife, Inc., 6.82%, 8/15/18	606,496
500,000	Morgan Stanley, 4.75%, 4/1/14	493,409
500,000	Morgan Stanley, 6.63%, 4/1/18	507,517
500,000	Prudential Financial, Inc., 6.20%, 1/15/15	549,784
500,000	SunTrust Banks, Inc., 6.00%, 2/15/26	522,313
500,000	Wells Fargo Bank North America, 5.75%, 5/16/16	568,372
		10,681,842
Industrials — 3.8%
500,000	Caterpillar Financial Services Corporation, 6.13%, 2/17/14	544,004
500,000	General Electric Capital Corporation, 5.50%, 1/8/20	572,239
350,000	General Electric Capital Corporation, 5.50%, 3/15/23	397,220
500,000	General Electric Capital Corporation, 6.75%, 3/15/32	615,025

Shares/ Principal Amount	Security Description	Value
Corporate Bonds — (continued)
Industrials — (continued)
$650,000	General Electric Capital Corporation, 6.90%, 9/15/15	$753,207
		2,881,695
Information Technology — 1.4%
500,000	Hewlett-Packard Company, 4.05%, 9/15/22	494,587
500,000	Motorola, Inc., 6.00%, 11/15/17	579,719
		1,074,306
Materials — 1.4%
500,000	Alcoa, Inc., 5.87%, 2/23/22	524,867
500,000	Dow Chemical Company, 4.25%, 11/15/20	531,716
		1,056,583
Telecommunication Services — 1.2%
500,000	AT&T, Inc., 5.60%, 5/15/18	596,694
296,000	Pacific Bell Telephone, 6.63%, 10/15/34	313,515
		910,209
Utilities — 0.5%
250,000	Northern States Power Company, 7.13%, 7/1/25	355,469
Total Corporate Bonds		18,858,517
Investment Companies — 0.6%
439,907	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	439,907
Total Investment Companies		439,907
Total Investments (Cost $66,706,143) — 99.6%		75,122,912
Other assets in excess of liabilities — 0.4%		324,993
NET ASSETS — 100.0%		$75,447,905

(a)	Rate reflects the effective yield at purchase. Principal only security.
(b)	Rate reflects the 7 day effective yield at May 31, 2012.
(c)	Investment in affiliate.

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
May 31, 2012

Shares	Security Description	Value
Common Stocks — 89.0%
Consumer Discretionary — 4.2%
9,795	McDonald's Corporation	$875,085
19,710	The Home Depot, Inc.	972,492
		1,847,577
Consumer Staples — 8.5%
26,460	Altria Group, Inc.	851,748
18,050	Archer-Daniels-Midland Company	575,434
10,200	Kimberly-Clark Corporation	809,370
23,468	Kraft Foods, Inc.	898,120
9,360	Procter & Gamble Company	583,034
		3,717,706
Energy — 20.7%
11,796	Baker Hughes, Inc.	492,247
3,245	CARBO Ceramics, Inc.	264,013
6,245	Chevron Corporation	613,946
2,065	CNOOC, Ltd. ADR	370,358
10,170	ConocoPhillips	530,467
9,375	Ensco PLC, Class A	421,031
24,455	Enterprise Products Partners, LP	1,192,426
23,010	Halliburton Company	691,681
13,540	Kinder Morgan Energy Partners, LP	1,060,588
15,475	National-Oilwell Varco, Inc.	1,032,956
7,730	Occidental Petroleum Corporation	612,757
12,840	Peabody Energy Corporation	299,942
5,085	Phillips 66(a)	152,703
21,720	San Juan Basin Royalty Trust	299,302
10,970	Schlumberger, Ltd.	693,852
8,100	Transocean, Ltd.	330,723
		9,058,992
Financials — 5.7%
13,920	Allstate Corporation	472,445
17,140	HCP, Inc.	699,998
33,420	People's United Financial, Inc.	388,675
9,600	Plum Creek Timber Company, Inc.	350,400
17,750	Wells Fargo & Company	568,887
		2,480,405
Health Care — 6.1%
11,455	Abbott Laboratories	707,804
23,555	Bristol-Myers Squibb Company	785,324

Shares	Security Description	Value
Common Stocks — (continued)
Health Care — (continued)
7,770	Johnson & Johnson	$485,081
32,670	Pfizer, Inc.	714,493
		2,692,702
Industrials — 15.6%
8,410	3M Company	709,888
10,740	Caterpillar, Inc.	941,039
19,330	Emerson Electric Company	904,064
5,620	Fluor Corporation	263,465
18,800	Iron Mountain, Inc.	532,980
9,430	Joy Global, Inc.	526,760
9,770	Union Pacific Corporation	1,088,378
10,400	United Parcel Service, Inc., Class B	779,376
7,980	United Technologies Corporation	591,398
15,000	Waste Management, Inc.	486,600
		6,823,948
Information Technology — 2.8%
10,000	Microchip Technology, Inc.	310,200
31,500	Microsoft Corporation	919,485
		1,229,685
Materials — 5.0%
17,130	E.I. du Pont de Nemours and Company	826,694
10,370	Monsanto Company	800,564
18,640	The Dow Chemical Company	578,958
		2,206,216
Telecommunication Services — 3.5%
20,820	AT&T, Inc.	711,420
19,580	Verizon Communications, Inc.	815,311
		1,526,731
Utilities — 16.9%
40,000	CenterPoint Energy, Inc.	809,200
15,820	Dominion Resources, Inc.	823,589
32,050	Duke Energy Corporation	704,459
26,770	Great Plains Energy, Inc.	533,258
37,800	NiSource, Inc.	948,402
18,355	OGE Energy Corporation	977,220
13,500	ONEOK, Inc.	1,120,365
13,870	Progress Energy, Inc.	760,354
15,490	Southern Company	711,146
		7,387,993
Total Common Stocks		38,971,955

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments (continued)
May 31, 2012

Shares	Security Description	Value
Investment Companies — 10.9%
18,547	John Hancock Bank and Thrift Opportunity Fund	$296,195
3,561,186	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	3,561,186
50,890	Pimco Corporate Opportunity Fund	917,038
Total Investment Companies		4,774,419
Total Investments (Cost $39,224,377) — 99.9%		43,746,374
Other assets in excess of liabilities — 0.1%		61,427
NET ASSETS — 100.0%		$43,807,801

(a)	Non-income producing security.
(b)	Investment in affiliate. Represents 8.1% of the net assets as of May 31, 2012.
(c)	Rate reflects the 7 day effective yield at May 31, 2012.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
May 31, 2012

Shares	Security Description	Value
Common Stocks — 94.7%
Consumer Discretionary — 14.5%
1,000	Amazon.com, Inc.(a)	$212,910
8,000	Bed Bath & Beyond, Inc.(a)	578,000
7,000	CBS Corporation, Class B	223,440
21,000	Comcast Corporation, Class A	607,110
3,000	Darden Restaurants, Inc.	155,190
12,000	DIRECTV, Inc., Class A(a)	533,400
3,000	Discovery Communications, Inc., Class A(a)	150,300
4,000	Expedia, Inc.	183,560
3,000	Family Dollar Stores, Inc.	203,250
3,000	Genuine Parts Company	189,000
7,000	Limited Brands, Inc.	310,520
11,000	Macy's, Inc.	418,550
5,000	Mattel, Inc.	155,650
9,000	McDonald's Corporation	804,060
17,000	News Corporation, Class A	326,400
3,000	NIKE, Inc., Class B	324,540
2,000	Ralph Lauren Corporation	297,600
3,000	Ross Stores, Inc.	189,690
12,000	The Home Depot, Inc.	592,080
6,000	The McGraw-Hill Companies, Inc.	260,280
13,000	The Walt Disney Company	594,230
2,500	Time Warner Cable, Inc.	188,500
10,000	Time Warner, Inc.	344,700
11,000	TJX Companies, Inc.	467,060
1,200	VF Corporation	169,248
6,000	Viacom, Inc., Class B	286,380
7,000	Yum! Brands, Inc.	492,520
		9,258,168
Consumer Staples — 10.2%
2,000	Brown-Forman Corporation, Class B	174,360
18,000	Coca-Cola Company	1,345,140
4,000	Colgate-Palmolive Company	393,200
6,000	ConAgra Foods, Inc.	150,900
11,000	CVS Caremark Corporation	494,340
4,500	H.J. Heinz Company	238,860
4,000	Kimberly-Clark Corporation	317,400
16,000	Kraft Foods, Inc.	612,320
3,000	McCormick & Company, Inc.	169,080
6,000	PepsiCo, Inc.	407,100
8,000	Procter & Gamble Company	498,320
9,000	Sara Lee Corporation	188,100

Shares	Security Description	Value
Common Stocks — (continued)
Consumer Staples — (continued)
4,000	The Estee Lauder Companies, Inc., Class A	$216,600
3,000	The Hershey Company	200,580
3,000	The J.M. Smucker Company	229,680
11,000	Wal-Mart Stores, Inc.	724,020
2,000	Whole Foods Market, Inc.	177,220
		6,537,220
Energy — 8.5%
2,500	Anadarko Petroleum Corporation	152,500
11,000	Chevron Corporation	1,081,410
14,000	ConocoPhillips	730,240
23,500	Exxon Mobil Corporation	1,847,805
3,000	FMC Technologies, Inc.(a)	120,720
8,000	Marathon Oil Corporation	199,280
5,000	National-Oilwell Varco, Inc.	333,750
7,000	Occidental Petroleum Corporation	554,890
7,000	Phillips 66(a)	210,210
6,000	The Williams Companies, Inc.	183,180
		5,413,985
Financials — 11.4%
6,000	Ace, Ltd.	433,980
12,000	American Express Company	669,960
8,000	BB&T Corporation	241,760
5,000	Berkshire Hathaway, Inc., Class B(a)	396,800
1,000	BlackRock, Inc.	170,800
6,000	Capital One Financial Corporation	308,220
5,000	Chubb Corporation	360,350
10,000	Discovery Financial Services	331,100
11,000	Fifth Third Bancorp	146,850
1,300	Goldman Sachs Group, Inc.	124,410
8,000	HCP, Inc.	326,720
9,000	JPMorgan Chase & Company	298,350
4,000	PNC Financial Services Group, Inc.	245,680
4,000	Prudential Financial, Inc.	185,800
3,300	Public Storage	440,451
8,000	The Travelers Companies, Inc.	499,920
3,750	Torchmark Corporation	174,975
29,000	U.S. Bancorp	902,190
32,000	Wells Fargo & Company	1,025,600
		7,283,916

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2012

Shares	Security Description	Value
Common Stocks — (continued)
Health Care — 11.1%
5,000	Abbott Laboratories	$308,950
7,000	Aetna, Inc.	286,230
8,000	AmerisourceBergen Corporation	295,920
3,000	Biogen Idec, Inc.(a)	392,250
21,000	Bristol-Myers Squibb Company	700,140
7,000	CIGNA Corporation	307,370
2,000	DaVita, Inc.(a)	162,500
7,000	Eli Lilly & Company	286,650
4,000	Humana, Inc.	305,560
10,000	Johnson & Johnson	624,300
4,000	McKesson Corporation	349,120
15,000	Merck & Company, Inc.	563,700
11,000	Mylan, Inc.(a)	238,370
62,000	Pfizer, Inc.	1,355,940
12,000	UnitedHealth Group, Inc.	669,240
4,000	WellPoint, Inc.	269,560
		7,115,800
Industrials — 8.2%
6,500	Boeing Company	452,465
3,000	Caterpillar, Inc.	262,860
15,000	CSX Corporation	313,350
2,000	Cummins, Inc.	193,900
2,500	Dover Corporation	141,400
52,000	General Electric Company	992,680
5,000	Honeywell International, Inc.	278,300
3,000	Lockheed Martin Corporation	248,400
3,000	Northrop Grumman Corporation	176,250
2,500	Precision Castparts Corporation	415,525
2,000	Snap-on, Inc.	121,020
5,000	Union Pacific Corporation	557,000
8,000	United Parcel Service, Inc., Class B	599,520
4,500	United Technologies Corporation	333,495
1,000	W.W. Grainger, Inc.	193,650
		5,279,815
Information Technology — 20.7%
5,000	Accenture, Class A	285,500
3,000	Analog Devices, Inc.	109,110
4,250	Apple, Inc.(a)	2,455,352
6,000	CA, Inc.	149,220

Shares	Security Description	Value
Common Stocks — (continued)
Information Technology — (continued)
18,000	Cisco Systems, Inc.	$293,940
17,000	Dell, Inc.(a)	209,610
13,000	eBay, Inc.(a)	509,470
11,000	EMC Corporation(a)	262,350
5,000	Fiserv, Inc.(a)	337,150
1,000	Google, Inc., Class A(a)	580,860
61,000	Intel Corporation	1,576,240
10,900	International Business Machines Corporation	2,102,610
7,000	Jabil Circuit, Inc.	133,910
3,000	KLA-Tencor Corporation	137,490
800	MasterCard, Inc., Class A	325,208
47,000	Microsoft Corporation	1,371,930
5,000	Motorola Solutions, Inc.	240,400
4,000	Novellus Systems, Inc.(a)	167,320
13,000	Oracle Corporation	344,110
13,000	QUALCOMM, Inc.	745,030
3,000	SanDisk Corporation(a)	98,100
9,000	Teradyne, Inc.(a)	130,050
12,000	Texas Instruments, Inc.	341,760
4,000	Tyco International, Ltd.	212,640
4,000	Xilinx, Inc.	127,880
		13,247,240
Materials — 3.9%
6,000	Ball Corporation	239,820
1,700	CF Industries Holdings, Inc.	290,632
2,000	Cliffs Natural Resources, Inc.	95,560
8,000	E.I. du Pont de Nemours and Company	386,080
4,000	Eastman Chemical Company	186,240
6,000	FMC Corporation	305,820
10,000	International Paper Company	292,000
2,500	PPG Industries, Inc.	258,600
3,000	Sigma-Aldrich Corporation	208,110
7,000	The Dow Chemical Company	217,420
		2,480,282
Telecommunication Services — 3.1%
28,000	AT&T, Inc.	956,760
10,000	CenturyTel, Inc.	392,200
16,000	Verizon Communications, Inc.	666,240
		2,015,200

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2012

Shares	Security Description	Value
Common Stocks — (continued)
Utilities — 3.1%
12,000	CMS Energy Corporation	$279,600
16,000	Duke Energy Corporation	351,680
4,000	NextEra Energy, Inc.	261,360
9,000	NiSource, Inc.	225,810
4,000	Northeast Utilities	144,040
4,000	SCANA Corporation	187,800
3,000	Sempra Energy	195,030
7,000	Southern Company	321,370
		1,966,690
Total Common Stocks		60,598,316

Shares	Security Description	Value
Common Stocks — (continued)
Exchange Traded Funds — 2.0%
10,000	SPDR S&P 500 ETF Trust, Series 1	$1,314,900
Total Exchange Traded Funds		1,314,900
Investment Companies — 3.2%
2,024,348	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	2,024,348
Total Investment Companies		2,024,348
Total Investments (Cost $52,974,120) — 99.9%		63,937,564
Other assets in excess of liabilities — 0.1%		64,471
NET ASSETS — 100.0%		$64,002,035

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at May 31, 2012.

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
May 31, 2012

Shares	Security Description	Value
Common Stocks — 97.4%
Consumer Discretionary — 17.3%
10,000	Aaron's, Inc.	$265,500
4,000	Advance Auto Parts, Inc.	291,760
10,000	Ascena Retail Group, Inc.(a)	189,300
16,000	Brinker International, Inc.	516,960
9,500	Dick's Sporting Goods, Inc.	441,750
2,000	Dollar Tree, Inc.(a)	206,360
17,000	Foot Locker, Inc.	539,580
5,000	John Wiley & Sons, Inc., Class A	227,500
8,000	LKQ Corporation(a)	291,520
4,000	Panera Bread Company, Class A(a)	587,800
16,000	PetSmart, Inc.	1,031,040
6,000	PVH Corporation	486,000
10,000	Rent-A-Center, Inc.	336,700
4,000	Scholastic Corporation	107,800
25,000	Service Corporation International	286,250
6,000	Signet Jewelers, Ltd.	261,960
15,000	Smithfield Foods, Inc.(a)	295,050
8,000	The Cheesecake Factory, Inc.(a)	259,520
7,000	Tractor Supply Company	639,450
9,000	Tupperware Brands Corporation	486,450
17,000	ValueClick, Inc.(a)	298,180
13,000	Williams-Sonoma, Inc.	453,830
		8,500,260
Consumer Staples — 4.8%
13,000	Church & Dwight Company, Inc.	692,120
12,000	Corn Products International, Inc.	613,080
8,000	Endo Pharmaceuticals Holdings, Inc.(a)	260,160
3,000	Energizer Holdings, Inc.(a)	218,730
8,000	Monster Beverage Corporation(a)	580,800
		2,364,890
Energy — 4.6%
10,000	Atwood Oceanics, Inc.(a)	382,100
2,000	Cimarex Energy Company	106,540
9,000	Helix Energy Solutions Group, Inc.(a)	154,170
14,000	Oceaneering International, Inc.	647,080
6,000	Oil States International, Inc.(a)	399,420
10,000	Plains Exploration & Production Company(a)	357,900
3,500	SM Energy Company	189,315
		2,236,525

Shares	Security Description	Value
Common Stocks — (continued)
Financials — 19.2%
6,500	Affiliated Managers Group, Inc.(a)	$669,955
4,500	Alexandria Real Estate Equities, Inc.	308,070
15,000	American Financial Group, Inc.	583,350
8,500	BRE Properties, Inc.	418,455
6,000	Camden Property Trust	390,660
10,000	Commerce Bancshares, Inc.	387,400
11,000	East West Bancorp, Inc.	246,290
2,500	Everest Re Group, Ltd.	255,300
25,000	Fidelity National Financial, Inc., Class A	471,000
12,000	HCC Insurance Holdings, Inc.	375,120
8,000	Liberty Property Trust	277,360
8,000	MSCI, Inc., Class A(a)	270,480
9,000	Protective Life Corporation	237,240
10,000	Raymond James Financial, Inc.	341,800
18,000	Rayonier, Inc.	773,460
9,000	Reinsurance Group of America, Inc.	451,530
4,000	Signature Bank(a)	245,640
4,500	SL Green Realty Corporation	337,545
5,000	SVB Financial Group(a)	298,300
6,000	Taubman Centers, Inc.	438,000
12,000	The Macerich Company	684,600
14,000	UDR, Inc.	362,600
15,000	W.R. Berkley Corporation	574,800
		9,398,955
Health Care — 6.9%
11,000	Henry Schein, Inc.(a)	817,410
8,000	IDEXX Laboratories, Inc.(a)	678,720
6,000	LifePoint Hospitals, Inc.(a)	220,920
4,500	Mettler-Toledo International, Inc.(a)	702,540
11,000	Universal Health Services, Inc., Class B	426,250
4,000	Vertex Pharmaceuticals, Inc.(a)	240,160
5,000	WellCare Health Plans, Inc.(a)	282,350
		3,368,350
Industrials — 21.6%
9,000	AGCO Corporation(a)	361,890
14,000	Alaska Air Group, Inc.(a)	480,200
18,000	AMETEK, Inc.	912,780
14,000	Arrow Electronics, Inc.(a)	474,740
9,000	BE Aerospace, Inc.(a)	389,880
9,500	Carlisle Companies, Inc.	493,810

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2012

Shares	Security Description	Value
Common Stocks — (continued)
Industrials — 21.6%(continued)
8,000	Clean Harbors, Inc.(a)	$496,560
7,000	Crane Company	265,230
16,000	Donaldson Company, Inc.	572,320
6,000	Hubbell, Inc., Class B	473,520
11,000	J.B. Hunt Transport Services, Inc.	628,430
8,000	Kansas City Southern	527,840
14,000	KBR, Inc.	356,580
6,000	Kennametal, Inc.	208,560
3,000	Kirby Corporation(a)	158,340
12,000	Lincoln Electric Holdings, Inc.	570,960
9,000	MSC Industrial Direct Company, Inc., Class A	645,390
6,000	Polaris Industries, Inc.	455,820
5,000	The Corporate Executive Board Company	181,700
9,000	The Timken Company	429,300
6,000	Towers Watson & Company, Class A	361,560
6,000	Triumph Group, Inc.	359,040
2,500	Valmont Industries, Inc.	286,250
7,000	Wabtec Corporation	508,270
		10,598,970
Information Technology — 10.0%
7,000	Alliance Data Systems Corporation(a)	882,000
7,000	ANSYS, Inc.(a)	433,125
9,000	Avnet, Inc.(a)	274,410
5,000	FactSet Research Systems, Inc.	527,150
8,000	Gartner, Inc.(a)	325,440
9,000	Lam Research Corporation(a)	335,700
15,000	NCR Corporation(a)	321,300
6,500	Plantronics, Inc.	195,585
5,000	Rackspace Hosting, Inc.(a)	247,350
10,000	Semtech Corporation(a)	240,900
12,000	Synopsys, Inc.(a)	354,600
6,000	Tech Data Corporation(a)	285,660
11,000	TIBCO Software, Inc.(a)	294,250
3,000	Wright Express Corporation(a)	168,180
		4,885,650

Shares	Security Description	Value
Common Stocks — (continued)
Materials — 7.2%
9,000	Albemarle Corporation	$546,300
6,500	AptarGroup, Inc.	329,355
9,000	Ashland, Inc.	575,370
4,000	Cytec Industries, Inc.	241,840
6,000	Domtar Corporation	474,660
2,000	NewMarket Corporation	417,620
9,000	Rock-Tenn Company, Class A	464,310
4,000	Sensient Technologies Corporation	146,080
8,500	Silgan Holdings, Inc.	355,300
		3,550,835
Telecommunication Services — 0.9%
20,000	TW Telecom, Inc.(a)	463,800
Utilities — 4.9%
11,000	Alliant Energy Corporation	480,590
6,000	Cleco Corporation	245,040
13,776	Northeast Utilities	496,074
14,000	OGE Energy Corporation	745,360
21,000	Questar Corporation	421,470
		2,388,534
Total Common Stocks		47,756,769
Investment Companies — 2.7%
1,299,019	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	1,299,019
Total Investment Companies		1,299,019
Total Investments (Cost $38,451,538) — 100.1%		49,055,788
Liabilities in excess of other assets — (0.1)%		(35,357)
NET ASSETS — 100.0%		$49,020,431

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at May 31, 2012.

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
May 31, 2012

Shares	Security Description	Value
Common Stocks — 94.8%
Consumer Discretionary — 35.5%
2,000	AutoZone, Inc.(a)	$760,520
11,000	Bed Bath & Beyond, Inc.(a)	794,750
9,000	Dollar Tree, Inc.(a)	928,620
20,000	LKQ Corporation(a)	728,800
21,000	Macy's, Inc.	799,050
4,000	Panera Bread Company, Class A(a)	587,800
15,000	PetSmart, Inc.	966,600
1,200	Priceline.com, Inc.(a)	750,588
14,000	Starbucks Corporation	768,460
9,000	Tractor Supply Company	822,150
9,000	Under Armour, Inc., Class A(a)	906,570
16,000	Wyndham Worldwide Corporation	796,800
		9,610,708
Consumer Staples — 6.1%
14,000	The Estee Lauder Companies, Inc., Class A	758,100
10,000	Whole Foods Market, Inc.	886,100
		1,644,200
Financials — 2.4%
9,000	Taubman Centers, Inc.	657,000
Health Care — 6.0%
1,600	Intuitive Surgical, Inc.(a)	836,960
14,000	UnitedHealth Group, Inc.	780,780
		1,617,740
Industrials — 26.0%
15,000	BE Aerospace, Inc.(a)	649,800
12,000	Carlisle Companies, Inc.	623,760
12,000	Clean Harbors, Inc.(a)	744,840
12,000	J.B. Hunt Transport Services, Inc.	685,560
10,000	Kansas City Southern	659,800
13,000	Lincoln Electric Holdings, Inc.	618,540
12,000	Polaris Industries, Inc.	911,640
7,000	Roper Industries, Inc.	708,540

Shares/ Principal Amount	Security Description	Value
Common Stocks — (continued)
Industrials — (continued)
13,000	Triumph Group, Inc.	$777,920
9,000	Wabtec Corporation	653,490
		7,033,890
Information Technology — 16.2%
7,000	Alliance Data Systems Corporation(a)	882,000
1,700	Apple, Inc.(a)	982,141
16,000	eBay, Inc.(a)	627,040
5,000	F5 Networks, Inc.(a)	517,400
2,000	MasterCard, Inc., Class A	813,020
11,000	Red Hat, Inc.(a)	565,180
		4,386,781
Materials — 2.6%
8,000	Airgas, Inc.	694,480

Total Common Stocks		25,644,799
U.S. Government Agency Securities — 3.7%
Federal Home Loan Bank — 3.7%
$1,000,000	0.09%†, 6/19/12	999,990
Total U.S. Government Agency Securities		999,990
Investment Companies — 1.6%
431,941	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	431,941
Total Investment Companies		431,941
Total Investments (Cost $22,500,597) — 100.1%		27,076,730
Liabilities in excess of other assets — (0.1)%		(30,317)
NET ASSETS — 100.0%		$27,046,413

†	Discount Notes. Rate represents effective yield at May 31, 2012.
(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at May 31, 2012.

See notes to financial statements.

(This page intentionally left blank)

Performance Funds Trust

Statements of Assets and Liabilities
May 31, 2012

	The Money Market Fund	The U.S. Treasury Money Market Fund	The Short Term Government Income Fund
Assets:
Investments in unaffiliated securities, at value	$489,991,989	$118,247,417	$74,447,395
Investments in affiliated securities, at value	—	—	1,479,350
Repurchase agreements, at value	24,624,739	—	—
Total Investments, at value	514,616,728	118,247,417	75,926,745
Interest and dividends receivable	34,421	—	206,842
Receivable for capital shares issued	—	—	5,080
Receivable from Advisor	37,093	12,580	—
Prepaid expenses	11,472	1,343	5,954
Total Assets	514,699,714	118,261,340	76,144,621
Liabilities:
Dividends payable	12,756	—	29,596
Payable for capital shares redeemed	—	—	50,802
Accrued expenses and other liabilities:
Advisory	—	—	26,017
Administration	6,721	1,502	959
Distribution	72	—	1,047
Service Organization	—	—	3,887
Custodian	17,264	4,144	2,602
Transfer Agent	8,386	1,566	2,198
Trustee	—	—	135
Chief Compliance Officer	4,944	1,260	940
Other	83,946	20,895	15,277
Total Liabilities	134,089	29,367	133,460
Net Assets	$514,565,625	$118,231,973	$76,011,161
Composition of Net Assets:
Capital	$514,569,425	$118,231,547	$77,323,325
Accumulated (distributions in excess of) net investment income	(512)	(2)	(1)
Accumulated net realized gains/(losses) from investment transactions	(3,288)	428	(1,718,817)
Net unrealized appreciation on investments	—	—	406,654
Net Assets	$514,565,625	$118,231,973	$76,011,161
Net Assets:
Institutional Class Shares	$505,829,935	$118,231,973	$71,090,269
Class A Shares	8,735,690	—	4,920,892
Class B Shares	—	—	—
Total Net Assets	$514,565,625	$118,231,973	$76,011,161
Shares Outstanding:
Institutional Class Shares	505,822,314	118,244,646	7,189,800
Class A Shares	8,737,380	—	498,024
Class B Shares	—	—	—
Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$1.00	$1.00	$9.89
Class A Shares	$1.00	$—	$9.88
Class B Shares(a)	—	—	—
Maximum Sales Charge:
Class A Shares	N/A	N/A	3.00%
Maximum Offering Price per share (Net Asset Value/(100%-maximum sales charge) Class A Shares	—	—	$10.19
Investments in unaffiliated securities, at cost	$514,616,728	$118,247,417	$74,040,741
Investments in affiliated securities, at cost	—	—	1,479,350
Total Investments, at cost	$514,616,728	$118,247,417	$75,520,091

(a)	Redemption price per share varies on length of time shares are held.

See notes to financial statements.

	The Intermediate Term Income Fund	The Strategic Dividend Fund	The Large Cap Equity Fund	The Mid Cap Equity Fund	The Leaders Equity Fund
Assets:
Investments in unaffiliated securities, at value	$74,683,005	$40,185,188	$61,913,216	$47,756,769	$26,644,789
Investments in affiliated securities, at value	439,907	3,561,186	2,024,348	1,299,019	431,941
Repurchase agreements, at value	—	—	—	—	—
Total Investments, at value	75,122,912	43,746,374	63,937,564	49,055,788	27,076,730
Interest and dividends receivable	560,107	150,920	176,216	43,141	12,616
Receivable for capital shares issued	7,065	28,445	22,078	23,769	5,105
Receivable from Advisor	—	—	—	—	—
Prepaid expenses	5,378	571	11,376	9,598	4,601
Total Assets	75,695,462	43,926,310	64,147,234	49,132,296	27,099,052
Liabilities:
Dividends payable	139,189	78,653	49,348	—	—
Payable for capital shares redeemed	53,879	7,479	38,187	59,327	26,214
Accrued expenses and other liabilities:
Advisory	29,441	16,452	33,055	31,895	16,381
Administration	946	556	808	623	343
Distribution	1,735	1,274	2,980	3,340	505
Service Organization	3,686	2,254	2,232	1,476	945
Custodian	2,560	1,514	2,204	1,701	935
Transfer Agent	2,285	2,894	5,554	3,870	1,959
Trustee	35	32	—	40	21
Chief Compliance Officer	822	499	650	571	308
Other	12,979	6,902	10,181	9,022	5,028
Total Liabilities	247,557	118,509	145,199	111,865	52,639
Net Assets	$75,447,905	$43,807,801	$64,002,035	$49,020,431	$27,046,413
Composition of Net Assets:
Capital	$67,010,464	$41,461,169	$58,342,604	$51,661,518	$33,053,539
Accumulated (distributions in excess of) net investment income	(2,237)	9,116	22,715	(129,865)	(62,281)
Accumulated net realized gains/(losses) from investment transactions	22,909	(2,184,481)	(5,326,728)	(13,115,472)	(10,520,978)
Net unrealized appreciation on investments	8,416,769	4,521,997	10,963,444	10,604,250	4,576,133
Net Assets	$75,447,905	$43,807,801	$64,002,035	$49,020,431	$27,046,413
Net Assets:
Institutional Class Shares	$67,238,017	$37,895,152	$50,334,429	$34,093,496	$24,863,034
Class A Shares	8,209,888	5,912,649	13,652,494	14,833,121	2,136,056
Class B Shares	—	—	15,112	93,814	47,323
Total Net Assets	$75,447,905	$43,807,801	$64,002,035	$49,020,431	$27,046,413
Shares Outstanding:
Institutional Class Shares	5,974,358	3,476,017	5,441,412	3,005,792	2,997,231
Class A Shares	730,212	541,861	1,500,820	1,368,562	265,778
Class B Shares	—	—	1,850	10,363	6,503
Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$11.25	$10.90	$9.25	$11.34	$8.30
Class A Shares	$11.24	$10.91	$9.10	$10.84	$8.04
Class B Shares(a)	—	—	$8.17	$9.05	$7.28
Maximum Sales Charge:
Class A Shares	5.25%	5.25%	5.25%	5.25%	5.25%
Maximum Offering Price per share (Net Asset Value/(100%-maximum sales charge) Class A Shares	$11.86	$11.51	$9.60	$11.44	$8.49
Investments in unaffiliated securities, at cost	$66,266,236	$35,663,191	$50,949,772	$37,152,519	$22,068,656
Investments in affiliated securities, at cost	439,907	3,561,186	2,024,348	1,299,019	431,941
Total Investments, at cost	$66,706,143	$39,224,377	$52,974,120	$38,451,538	$22,500,597

See notes to financial statements.

Performance Funds Trust
Statements of Operations
For the year ended May 31, 2012

	The Money Market Fund	The U.S. Treasury Money Market Fund	The Short Term Government Income Fund
Investment Income:
Interest	$339,138	$37,834	$1,153,541
Dividend	—	27	—
Income from securities lending	58,215	—	—
Income from affiliates	—	—	521
Foreign tax withholding	—	—	—
Total Investment Income	397,353	37,861	1,154,062
Expenses:
Advisory	1,526,470	371,861	342,075
Administration	292,566	71,265	49,172
Distribution:
Class A Shares	31,151	—	18,388
Class B Shares	—	—	—
Service Organization:
Institutional Class Shares	—	—	51,820
Class A Shares	—	—	—
Accounting	35,581	32,949	35,746
Audit	79,976	19,444	15,293
Custodian	203,531	49,582	34,208
Legal	68,532	12,411	11,338
Registration and filing	36,535	2,265	9,143
Shareholder reports	38,513	9,888	7,250
Transfer agent	64,529	11,967	20,613
Trustee	51,304	12,173	8,878
Chief Compliance Officer	58,166	14,205	10,079
Other	78,471	26,232	12,671
Total expenses before fee reductions	2,565,325	634,242	626,674
Advisory reductions and/or reimbursements	(2,289,580)	(605,271)	—
Distributor reductions	(30,261)	—	(5,254)
Net Expenses	245,484	28,971	621,420
Net Investment Income/(Loss)	151,869	8,890	532,642
Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions	115	1,390	30,332
Change in unrealized appreciation/depreciation on investments	—	—	(463,642)
Net realized/unrealized gains/(losses) from Investments	115	1,390	(433,310)
Change in net assets resulting from operations	$151,984	$10,280	$99,332

See notes to financial statements.

Performance Funds Trust
Statements of Operations (continued)
For the year ended May 31, 2012

	The Intermediate Term Income Fund	The Strategic Dividend Fund	The Large Cap Equity Fund	The Mid Cap Equity Fund	The Leaders Equity Fund
Investment Income:
Interest	$3,119,872	$—	$3	$—	$25
Dividend	—	1,244,275	1,177,261	519,923	178,890
Income from securities lending	—	—	—	—	—
Income from affiliates	287	1,397	475	402	212
Foreign tax withholding	—	—	(675)	—	—
Total Investment Income	3,120,159	1,245,672	1,177,064	520,325	179,127
Expenses:
Advisory	376,216	332,166	325,817	403,317	265,840
Administration	43,264	25,465	31,223	30,920	15,285
Distribution:
Class A Shares	27,590	21,350	48,166	54,977	7,287
Class B Shares	—	—	399	1,840	516
Service Organization:
Institutional Class Shares	43,478	26,375	19,779	20,555	10,916
Class A Shares	107	—	25	—	—
Accounting	43,121	34,033	35,793	35,392	33,546
Audit	13,618	8,424	10,883	9,713	5,156
Custodian	30,098	17,716	21,721	21,510	10,634
Legal	8,863	16,976	6,125	22,415	3,824
Registration and filing	7,968	8,792	30,764	31,229	29,347
Shareholder reports	6,430	4,543	5,265	4,852	2,746
Transfer agent	21,518	34,183	54,200	39,250	21,386
Trustee	7,670	4,429	5,374	5,708	2,743
Chief Compliance Officer	8,804	5,154	6,226	6,305	3,109
Other	10,506	6,752	8,288	10,201	5,198
Total expenses before fee reductions	649,251	546,358	610,048	698,184	417,533
Advisory reductions and/or reimbursements	(30,098)	(104,895)	—	—	(78,066)
Distributor reductions	(7,883)	(6,100)	(13,762)	(15,708)	(2,082)
Net Expenses	611,270	435,363	596,286	682,476	337,385
Net Investment Income/(Loss)	2,508,889	810,309	580,778	(162,151)	(158,258)
Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions	74,343	(368,899)	2,486,861	7,081,602	1,645,956
Change in unrealized appreciation/(depreciation) on investments	2,092,980	(1,343,398)	(1,345,707)	(11,354,530)	(3,357,724)
Net realized/unrealized gains/(losses) from Investments	2,167,323	(1,712,297)	1,141,154	(4,272,928)	(1,711,768)
Change in net assets resulting from operations	$4,676,212	$(901,988)	$1,721,932	$(4,435,079)	$(1,870,026)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets

	The Money Market Fund		The U.S. Treasury Money Market Fund
	For the year ended May 31, 2012	For the year ended May 31, 2011	For the year ended May 31, 2012	For the year ended May 31, 2011
Investment Activities:
Operations:
Net investment income	$151,869	$231,502	$8,890	$25,487
Net realized gains from investment transactions	115	28	1,390	1,974
Change in unrealized appreciation/ depreciation from investments	—	—	—	—
Change in net assets resulting from operations	151,984	231,530	10,280	27,461
Dividends:
From net investment income:
Institutional Class Shares	(150,093)	(228,365)	(8,892)	(27,526)
Class A Shares	(1,780)	(3,147)	—	—
From net realized gains from investment transactions:
Institutional Class Shares	—	—	(2,936)	—
Class A Shares	—	—	—	—
Change in net assets from shareholder dividends	(151,873)	(231,512)	(11,828)	(27,526)
Change in net assets from capital transactions	(3,546,573)	(84,047,335)	5,856,374	(54,111,034)
Change in net assets	(3,546,462)	(84,047,317)	5,854,826	(54,111,099)
Net Assets:
Beginning of year	518,112,087	602,159,404	112,377,147	166,488,246
End of year	$514,565,625	$518,112,087	$118,231,973	$112,377,147
Accumulated (distributions in excess of) net investment income	$(512)	$(508)	$(2)	$(2)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Short Term Government Income Fund		The Intermediate Term Income Fund
	For the year ended May 31, 2012	For the year ended May 31, 2011	For the year ended May 31, 2012	For the year ended May 31, 2011
Investment Activities:
Operations:
Net investment income	$532,642	$967,687	$2,508,889	$2,677,746
Net realized gains from investment transactions	30,332	81,781	74,343	157,200
Change in unrealized appreciation/ depreciation from investments	(463,642)	(307,369)	2,092,980	647,859
Change in net assets resulting from operations	99,332	742,099	4,676,212	3,482,805
Dividends:
From net investment income:
Institutional Class Shares	(509,198)	(937,437)	(2,231,665)	(2,406,111)
Class A Shares	(23,442)	(53,577)	(246,318)	(270,659)
From net realized gains from investment transactions:
Institutional Class Shares	—	—	(163,112)	(29,416)
Class A Shares	—	—	(20,124)	(3,539)
Change in net assets from shareholder dividends	(532,640)	(991,014)	(2,661,219)	(2,709,725)
Change in net assets from capital transactions	(13,985,564)	4,167,020	2,357,428	(6,345,160)
Change in net assets	(14,418,872)	3,918,105	4,372,421	(5,572,080)
Net Assets:
Beginning of year	90,430,033	86,511,928	71,075,484	76,647,564
End of year	$76,011,161	$90,430,033	$75,447,905	$71,075,484
Accumulated (distributions in excess of) net investment income	$(1)	$(3)	$(2,237)	$(2,240)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Money Market Fund		The U.S. Treasury Money Market Fund
	For the year ended May 31, 2012	For the year ended May 31, 2011	For the year ended May 31, 2012	For the year ended May 31, 2011
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$922,571,025	$796,123,008	$204,700,268	$216,267,555
Dividends reinvested	137	224	—	—
Cost of shares redeemed	(924,704,352)	(878,599,706)	(198,843,894)	(270,378,589)
Institutional Class Shares capital transactions	(2,133,190)	(82,476,474)	5,856,374	(54,111,034)
Class A Shares:
Proceeds from shares issued	3,966,190	4,444,034	—	—
Dividends reinvested	1,780	3,145	—	—
Cost of shares redeemed	(5,381,353)	(6,018,040)	—	—
Class A Shares capital transactions	(1,413,383)	(1,570,861)	—	—
Change in net assets from capital transactions	$(3,546,573)	$(84,047,335)	$5,856,374	$(54,111,034)
Share Transactions:
Institutional Class Shares:
Issued	922,571,025	796,123,008	204,700,268	216,267,555
Reinvested	137	224	—	—
Redeemed	(924,704,352)	(878,599,706)	(198,843,894)	(270,378,590)
Change in Institutional Class Shares	(2,133,190)	(82,476,474)	5,856,374	(54,111,035)
Class A Shares:
Issued	3,966,190	4,444,034	—	—
Reinvested	1,780	3,145	—	—
Redeemed	(5,381,353)	(6,018,040)	—	—
Change in Class A Shares	(1,413,383)	(1,570,861)	—	—
Change in shares	(3,546,573)	(84,047,335)	5,856,374	(54,111,035)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Short Term Government Income Fund		The Intermediate Term Income Fund
	For the year ended May 31, 2012	For the year ended May 31, 2011	For the year ended May 31, 2012	For the year ended May 31, 2011
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$10,888,900	$21,836,222	$15,123,487	$11,237,797
Dividends reinvested	121,992	271,379	567,586	695,888
Cost of shares redeemed	(24,710,211)	(16,885,533)	(13,941,465)	(17,779,215)
Institutional Class Shares capital transactions	(13,699,319)	5,222,068	1,749,608	(5,845,530)
Class A Shares:
Proceeds from shares issued	869,869	787,224	1,956,885	1,283,872
Dividends reinvested	22,849	52,563	263,101	268,457
Cost of shares redeemed	(1,178,963)	(1,894,835)	(1,612,166)	(2,051,959)
Class A Shares capital transactions	(286,245)	(1,055,048)	607,820	(499,630)
Change in net assets from capital transactions	$(13,985,564)	$4,167,020	$2,357,428	$(6,345,160)
Share Transactions:
Institutional Class Shares:
Issued	1,099,153	2,194,504	1,369,189	1,029,620
Reinvested	12,314	27,275	51,072	63,658
Redeemed	(2,494,904)	(1,699,940)	(1,255,027)	(1,636,069)
Change in Institutional Class Shares	(1,383,437)	521,839	165,234	(542,791)
Class A Shares:
Issued	87,833	79,127	176,696	117,011
Reinvested	2,308	5,286	23,691	24,592
Redeemed	(119,161)	(190,505)	(145,318)	(188,865)
Change in Class A Shares	(29,020)	(106,092)	55,069	(47,262)
Change in shares	(1,412,457)	415,747	220,303	(590,053)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Strategic Dividend Fund		The Large Cap Equity Fund
	For the year ended May 31, 2012	For the year ended May 31, 2011	For the year ended May 31, 2012	For the year ended May 31, 2011
Investment Activities:
Operations:
Net investment income/(loss)	$810,309	$727,210	$580,778	$398,205
Net realized gains/ (losses) from investment transactions	(368,899)	(920,420)	2,486,861	2,715,368
Change in unrealized appreciation/ depreciation from investments	(1,343,398)	8,971,169	(1,345,707)	7,726,916
Change in net assets resulting from operations	(901,988)	8,777,959	1,721,932	10,840,489
Dividends:
From net investment income:
Institutional Class Shares	(647,767)	(548,053)	(447,352)	(306,145)
Class A Shares	(87,490)	(47,274)	(122,583)	(90,393)
Class B Shares	—	—	(134)	(98)
Change in net assets from shareholder dividends	(735,257)	(595,327)	(570,069)	(396,636)
Change in net assets from capital transactions	3,180,229	8,108,887	12,947,402	(10,457,351)
Change in net assets	1,542,984	16,291,519	14,099,265	(13,498)
Net Assets:
Beginning of year	42,264,817	25,973,298	49,902,770	49,916,268
End of year	$43,807,801	$42,264,817	$64,002,035	$49,902,770
Accumulated (distributions in excess of) net investment income	$9,116	$(5,855)	$22,715	$12,006

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Mid Cap Equity Fund		The Leaders Equity Fund
	For the year ended May 31, 2012	For the year ended May 31, 2011	For the year ended May 31, 2012	For the year ended May 31, 2011
Investment Activities:
Operations:
Net investment income/(loss)	$(162,151)	$(40,526)	$(158,258)	$(128,302)
Net realized gains/ (losses) from investment transactions	7,081,602	6,194,980	1,645,956	3,803,418
Change in unrealized appreciation/ depreciation from investments	(11,354,530)	11,547,997	(3,357,724)	4,556,657
Change in net assets resulting from operations	(4,435,079)	17,702,451	(1,870,026)	8,231,773
Dividends:
From net investment income:
Institutional Class Shares	—	—	—	—
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—
Change in net assets from shareholder dividends	—	—	—	—
Change in net assets from capital transactions	(21,905,736)	(4,862,845)	(1,046,192)	(3,007,006)
Change in net assets	(26,340,815)	12,839,606	(2,916,218)	5,224,767
Net Assets:
Beginning of year	75,361,246	62,521,640	29,962,631	24,737,864
End of year	$49,020,431	$75,361,246	$27,046,413	$29,962,631
Accumulated (distributions in excess of) net investment income	$(129,865)	$—	$(62,281)	$—

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Strategic Dividend Fund		The Large Cap Equity Fund
	For the year ended May 31, 2012	For the year ended May 31, 2011	For the year ended May 31, 2012	For the year ended May 31, 2011
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$8,993,928	$9,380,732	$19,962,280	$3,601,903
Dividends reinvested	130,098	133,894	189,886	159,555
Cost of shares redeemed	(6,166,236)	(5,278,167)	(6,193,264)	(13,763,593)
Institutional Class Shares capital transactions	2,957,790	4,236,459	13,958,902	(10,002,135)
Class A Shares:
Proceeds from shares issued	2,318,114	4,422,230	1,024,182	989,266
Dividends reinvested	84,182	46,662	121,574	89,726
Cost of shares redeemed	(2,179,857)	(596,464)	(2,117,867)	(1,504,107)
Class A Shares capital transactions	222,439	3,872,428	(972,111)	(425,115)
Class B Shares:
Proceeds from shares issued	—	—	1,505	1,551
Dividends reinvested	—	—	134	97
Cost of shares redeemed	—	—	(41,028)	(31,749)
Class B Shares capital transactions	—	—	(39,389)	(30,101)
Change in net assets from capital transactions	$3,180,229	$8,108,887	$12,947,402	$(10,457,351)
Share Transactions:
Institutional Class Shares:
Issued	839,833	943,014	2,267,392	452,208
Reinvested	11,701	13,285	21,102	19,776
Redeemed	(552,385)	(511,346)	(699,514)	(1,662,951)
Change in Institutional Class Shares	299,149	444,953	1,588,980	(1,190,967)
Class A Shares:
Issued	210,512	411,840	115,904	121,261
Reinvested	7,556	4,439	13,774	11,160
Redeemed	(194,702)	(56,667)	(239,041)	(185,953)
Change in Class A Shares	23,366	359,612	(109,363)	(53,532)
Class B Shares:
Issued	—	—	192	212
Reinvested	—	—	17	14
Redeemed	—	—	(5,009)	(4,414)
Change in Class B Shares	—	—	(4,800)	(4,188)
Change in shares	322,515	804,565	1,474,817	(1,248,687)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Mid Cap Equity Fund		The Leaders Equity Fund
	For the year ended May 31, 2012	For the year ended May 31, 2011	For the year ended May 31, 2012	For the year ended May 31, 2011
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$5,019,841	$15,113,719	$2,134,116	$1,744,593
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(24,444,309)	(18,403,418)	(3,150,655)	(4,952,129)
Institutional Class Shares capital transactions	(19,424,468)	(3,289,699)	(1,016,539)	(3,207,536)
Class A Shares:
Proceeds from shares issued	1,782,436	1,322,663	348,333	554,200
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(4,070,816)	(2,806,594)	(370,731)	(311,301)
Class A Shares capital transactions	(2,288,380)	(1,483,931)	(22,398)	242,899
Class B Shares:
Proceeds from shares issued	750	6,095	2,400	3,400
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(193,638)	(95,310)	(9,655)	(45,769)
Class B Shares capital transactions	(192,888)	(89,215)	(7,255)	(42,369)
Change in net assets from capital transactions	$(21,905,736)	$(4,862,845)	$(1,046,192)	$(3,007,006)
Share Transactions:
Institutional Class Shares:
Issued	452,130	1,534,424	279,491	232,062
Reinvested	—	—	—	—
Redeemed	(2,235,179)	(1,931,051)	(392,361)	(663,958)
Change in Institutional Class Shares	(1,783,049)	(396,627)	(112,870)	(431,896)
Class A Shares:
Issued	171,295	133,021	43,988	70,799
Reinvested	—	—	—	—
Redeemed	(388,456)	(296,145)	(48,645)	(43,944)
Change in Class A Shares	(217,161)	(163,124)	(4,657)	26,855
Class B Shares:
Issued	85	808	348	513
Reinvested	—	—	—	—
Redeemed	(21,434)	(11,273)	(1,300)	(6,822)
Change in Class B Shares	(21,349)	(10,465)	(952)	(6,309)
Change in shares	(2,021,559)	(570,216)	(118,479)	(411,350)

See notes to financial statements.

Performance Funds Trust
The Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Dividends
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/(Losses) on Investments		Total from Investment Activities		Net Investment Income		Total Dividends
Institutional Class Shares
Year Ended May 31, 2012	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2011	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2010	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2009	$1.00		$0.01	$	—*		$0.01		$(0.01)		$(0.01)
Year Ended May 31, 2008	$1.00		$0.04	$	—*		$0.04		$(0.04)		$(0.04)
Class A Shares
Year Ended May 31, 2012	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2011	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2010	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2009	$1.00		$0.01	$	—*		$0.01		$(0.01)		$(0.01)
Year Ended May 31, 2008	$1.00		$0.03	$	—*		$0.03		$(0.03)		$(0.03)

*	Less than $0.005 per share.
(a)	During the year ended May 31, 2011, the Fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.01% and 0.01%, respectively.
(b)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

See notes to financial statements.

Performance Funds Trust
The Money Market Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets(a)	Ratio of Expenses to Average Net Assets(b)
Institutional Class Shares
Year Ended May 31, 2012	$1.00	0.03%	$505,830	0.05%	0.03%	0.50%
Year Ended May 31, 2011	$1.00	0.04%	$507,963	0.14%	0.04%	0.50%
Year Ended May 31, 2010	$1.00	0.05%	$590,439	0.24%	0.05%	0.50%
Year Ended May 31, 2009	$1.00	0.97%	$692,904	0.48%	0.96%	0.52%
Year Ended May 31, 2008	$1.00	3.78%	$695,529	0.48%	3.56%	0.52%
Class A Shares
Year Ended May 31, 2012	$1.00	0.02%	$8,736	0.06%	0.02%	0.85%
Year Ended May 31, 2011	$1.00	0.03%	$10,149	0.15%	0.03%	0.85%
Year Ended May 31, 2010	$1.00	0.02%	$11,720	0.26%	0.02%	0.85%
Year Ended May 31, 2009	$1.00	0.78%	$14,568	0.67%	0.87%	0.87%
Year Ended May 31, 2008	$1.00	3.52%	$22,338	0.73%	3.49%	0.87%

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Dividends
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/ (Losses) on Investments		Total from Investment Activities		Net Investment Income		Total Dividends
The U.S. Treasury Money Market Fund Institutional Class Shares
Year Ended May 31, 2012	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2011	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2010	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2009	$1.00		$0.01	$	—*		$0.01		$(0.01)		$(0.01)
Period Ended May 31, 2008(e)	$1.00		$0.02	$	—*		$0.02		$(0.02)		$(0.02)

*	Less than $0.005 per share.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(d)	Less than 0.01%
(e)	Fund commenced operations on September 18, 2007.

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets(b)(c)
The U.S. Treasury Money Market Fund Institutional Class Shares
Year Ended May 31, 2012	$1.00	0.01%	$118,232	0.02%	0.01%	0.51%
Year Ended May 31, 2011	$1.00	0.02%	$112,377	0.11%	0.02%	0.51%
Year Ended May 31, 2010	$1.00	0.03%	$166,488	0.11%	—%(d)	0.50%
Year Ended May 31, 2009	$1.00	0.54%	$116,007	0.25%	0.50%	0.52%
Period Ended May 31, 2008(e)	$1.00	1.68%	$141,950	0.36%	2.32%	0.56%

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/(Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Dividends
Institutional Class Shares
Year Ended May 31, 2012	$9.94	$0.06		$(0.05)	$0.01	$(0.06)	$(0.06)
Year Ended May 31, 2011	$9.96	$0.11		$(0.02)	$0.09	$(0.11)	$(0.11)
Year Ended May 31, 2010	$9.96	$0.18	$	—*	$0.18	$(0.18)	$(0.18)
Year Ended May 31, 2009	$9.92	$0.33		$0.04	$0.37	$(0.33)	$(0.33)
Year Ended May 31, 2008	$9.71	$0.38		$0.21	$0.59	$(0.38)	$(0.38)
Class A Shares
Year Ended May 31, 2012	$9.93	$0.04		$(0.05)	$(0.01)	$(0.04)	$(0.04)
Year Ended May 31, 2011	$9.96	$0.09		$(0.03)	$0.06	$(0.09)	$(0.09)
Year Ended May 31, 2010	$9.95	$0.16		$0.01	$0.17	$(0.16)	$(0.16)
Year Ended May 31, 2009	$9.92	$0.31		$0.03	$0.34	$(0.31)	$(0.31)
Year Ended May 31, 2008	$9.70	$0.36		$0.22	$0.58	$(0.36)	$(0.36)

*	Less than $0.005 per share.
(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.05%, and 0.05%, respectively and the Ratio of Expenses to Average Net Assets would have been higher by 0.05%.
(b)	During the year ended May 31, 2011, the Fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.01% and 0.01%, respectively.
(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e)	The increase in the Fund’s portfolio turnover can be attributed in part to the volume of securities which were called during the period, resulting in the purchase of securities to replace those which had been called.

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income to Average Net Assets(a)(b)	Ratio of Expenses to Average Net Assets(c)	Portfolio Turnover(d)
Institutional Class Shares
Year Ended May 31, 2012	$9.89	0.13%	$71,090	0.72%	0.64%	0.72%	105.91%(e)
Year Ended May 31, 2011	$9.94	0.93%	$85,196	0.71%	1.10%	0.71%	23.77%
Year Ended May 31, 2010	$9.96	1.81%	$80,209	0.72%	1.78%	0.72%	66.00%
Year Ended May 31, 2009	$9.96	3.75%	$75,152	0.74%	3.27%	0.74%	31.95%
Year Ended May 31, 2008	$9.92	6.14%	$64,546	0.77%	3.76%	0.81%	28.90%
Class A Shares
Year Ended May 31, 2012	$9.88	(0.06)%	$4,921	0.90%	0.45%	1.00%	105.91%(e)
Year Ended May 31, 2011	$9.93	0.64%	$5,234	0.90%	0.92%	1.00%	23.77%
Year Ended May 31, 2010	$9.96	1.72%	$6,303	0.90%	1.62%	1.00%	66.00%
Year Ended May 31, 2009	$9.95	3.45%	$6,664	0.92%	3.07%	1.02%	31.95%
Year Ended May 31, 2008	$9.92	6.07%	$4,980	0.94%	3.60%	1.09%	28.90%

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains		Total Dividends
Institutional Class Shares
Year Ended May 31, 2012	$10.96	$0.37	$0.32	$0.69	$(0.37)		$(0.03)	$(0.40)
Year Ended May 31, 2011	$10.84	$0.40	$0.12	$0.52	$(0.40)	$	—*	$(0.40)
Year Ended May 31, 2010	$10.59	$0.44	$0.26	$0.70	$(0.44)		$(0.01)	$(0.45)
Year Ended May 31, 2009	$10.26	$0.43	$0.34	$0.77	$(0.44)		$—	$(0.44)
Year Ended May 31, 2008	$9.99	$0.45	$0.27	$0.72	$(0.45)		$—	$(0.45)
Class A Shares
Year Ended May 31, 2012	$10.95	$0.35	$0.32	$0.67	$(0.35)		$(0.03)	$(0.38)
Year Ended May 31, 2011	$10.83	$0.38	$0.12	$0.50	$(0.38)	$	—*	$(0.38)
Year Ended May 31, 2010	$10.58	$0.41	$0.26	$0.67	$(0.41)		$(0.01)	$(0.42)
Year Ended May 31, 2009	$10.25	$0.41	$0.34	$0.75	$(0.42)		$—	$(0.42)
Year Ended May 31, 2008	$9.98	$0.44	$0.27	$0.71	$(0.44)		$—	$(0.44)

*	Less than $0.005 per share.
(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.05% and 0.05%, respectively and the Ratio of Expenses to Average Net Assets would have been higher by 0.05%.
(b)	During the year ended May 31, 2011, the fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.01% and 0.02%, respectively.
(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund (continued)

Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income to Average Net Assets(a)(b)	Ratio of Expenses to Average Net Assets(c)	Portfolio Turnover(d)
Institutional Class Shares
Year Ended May 31, 2012	$11.25	6.36%	$67,238	0.79%	3.36%	0.83%	26.64%
Year Ended May 31, 2011	$10.96	4.89%	$63,681	0.80%	3.64%	0.84%	13.11%
Year Ended May 31, 2010	$10.84	6.67%	$68,827	0.80%	4.03%	0.84%	11.62%
Year Ended May 31, 2009	$10.59	7.71%	$55,380	0.81%	4.20%	0.85%	3.88%
Year Ended May 31, 2008	$10.26	7.34%	$70,700	0.81%	4.41%	0.90%	10.56%
Class A Shares
Year Ended May 31, 2012	$11.24	6.17%	$8,210	0.98%	3.17%	1.12%	26.64%
Year Ended May 31, 2011	$10.95	4.70%	$7,394	0.98%	3.46%	1.12%	13.11%
Year Ended May 31, 2010	$10.83	6.47%	$7,820	0.98%	3.85%	1.12%	11.62%
Year Ended May 31, 2009	$10.58	7.51%	$7,668	1.00%	4.00%	1.14%	3.88%
Year Ended May 31, 2008	$10.25	7.16%	$6,233	0.98%	4.23%	1.17%	10.56%

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Net Realized Gains	Total Dividends
Institutional Class Shares
Year Ended May 31, 2012	$11.44	$0.21	$(0.56)	$(0.35)	$(0.19)	$—	$—	$(0.19)
Year Ended May 31, 2011	$8.98	$0.22	$2.42	$2.64	$(0.18)	$—	$—	$(0.18)
Year Ended May 31, 2010	$7.63	$0.26	$1.34	$1.60	$(0.25)	$—	$—	$(0.25)
Year Ended May 31, 2009	$11.81	$0.26	$(3.91)	$(3.65)	$(0.22)	$(0.07)	$(0.24)	$(0.53)
Year Ended May 31, 2008	$12.58	$0.33 (c)	$(0.38)	$(0.05)	$(0.33)	$—	$(0.39)	$(0.72)
Class A Shares
Year Ended May 31, 2012	$11.45	$0.18	$(0.56)	$(0.38)	$(0.16)	$—	$—	$(0.16)
Year Ended May 31, 2011	$9.00	$0.18	$2.42	$2.60	$(0.15)	$—	$—	$(0.15)
Year Ended May 31, 2010	$7.64	$0.24	$1.35	$1.59	$(0.23)	$—	$—	$(0.23)
Year Ended May 31, 2009	$11.83	$0.25	$(3.92)	$(3.67)	$(0.21)	$(0.07)	$(0.24)	$(0.52)
Year Ended May 31, 2008	$12.60	$0.30 (c)	$(0.38)	$(0.08)	$(0.30)	$—	$(0.39)	$(0.69)

(a)	During the year, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.
(b)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(c)	Amounts calculated using the daily average shares method.

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets(a)	Portfolio Turnover(b)
Institutional Class Shares
Year Ended May 31, 2012	$10.90	(3.11)%	$37,895	0.95%	1.87%	1.20%	1.01%
Year Ended May 31, 2011	$11.44	29.65%	$36,330	0.95%	2.12%	1.16%	14.74%
Year Ended May 31, 2010	$8.98	20.90%	$24,544	0.95%	2.86%	1.22%	4.00%
Year Ended May 31, 2009	$7.63	(30.84)%	$23,158	0.95%	3.13%	1.20%	8.05%
Year Ended May 31, 2008	$11.81	(0.27)%	$50,145	0.95%	2.81%	1.17%	6.61%
Class A Shares
Year Ended May 31, 2012	$10.91	(3.35)%	$5,913	1.20%	1.61%	1.48%	1.01%
Year Ended May 31, 2011	$11.45	29.17%	$5,935	1.20%	1.89%	1.44%	14.74%
Year Ended May 31, 2010	$9.00	20.79%	$1,429	1.20%	2.62%	1.50%	4.00%
Year Ended May 31, 2009	$7.64	(31.02)%	$1,243	1.20%	2.97%	1.48%	8.05%
Year Ended May 31, 2008	$11.83	(0.48)%	$1,279	1.20%	2.55%	1.44%	6.61%

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Dividends
Institutional Class Shares
Year Ended May 31, 2012	$9.17		$0.10	$0.08	$0.18	$(0.10)	$—	$(0.10)
Year Ended May 31, 2011	$7.46		$0.08	$1.70	$1.78	$(0.07)	$—	$(0.07)
Year Ended May 31, 2010	$6.55		$0.06	$0.91	$0.97	$(0.06)	$—	$(0.06)
Year Ended May 31, 2009	$10.03		$0.08	$(3.48)	$(3.40)	$(0.08)	$—	$(0.08)
Year Ended May 31, 2008	$12.43		$0.06	$(0.61)	$(0.55)	$(0.06)	$(1.79)	$(1.85)
Class A Shares
Year Ended May 31, 2012	$9.02		$0.08	$0.08	$0.16	$(0.08)	$—	$(0.08)
Year Ended May 31, 2011	$7.34		$0.06	$1.68	$1.74	$(0.06)	$—	$(0.06)
Year Ended May 31, 2010	$6.45		$0.05	$0.89	$0.94	$(0.05)	$—	$(0.05)
Year Ended May 31, 2009	$9.88		$0.07	$(3.43)	$(3.36)	$(0.07)	$—	$(0.07)
Year Ended May 31, 2008	$12.28		$0.05	$(0.61)	$(0.56)	$(0.05)	$(1.79)	$(1.84)
Class B Shares
Year Ended May 31, 2012	$8.12		$0.01 (e)	$0.07	$0.08	$(0.03)	$—	$(0.03)
Year Ended May 31, 2011	$6.63		$(0.01)	$1.51	$1.50	$(0.01)	$—	$(0.01)
Year Ended May 31, 2010	$5.84		$(0.02)	$0.82	$0.80	$(0.01)	$—	$(0.01)
Year Ended May 31, 2009	$8.97	$	—*	$(3.10)	$(3.10)	$(0.03)	$—	$(0.03)
Year Ended May 31, 2008	$11.38		$(0.07)	$(0.52)	$(0.59)	$(0.03)	$(1.79)	$(1.82)

*	Less than $0.005 per share.
(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.05% and 0.05%, respectively, for the Institutional Class and Class A Shares, and 0.05% and 0.06%, respectively for the Class B Shares. The Ratio of Expenses to Average Net Assets would have been higher by 0.05% for the Institutional Class and Class A Shares and 0.06% for the Class B Shares.
(b)	During the year ending May 31, 2011, the fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.04% and 0.04%, respectively.
(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e)	Amounts calculated using the daily average shares method.

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income/(Loss) to Average Net Assets(a)(b)	Ratio of Expenses to Average Net Assets(c)	Portfolio Turnover(d)
Institutional Class Shares
Year Ended May 31, 2012	$9.25	1.97%	$50,334	1.05%	1.13%	1.05%	31.51%
Year Ended May 31, 2011	$9.17	23.98%	$35,326	1.06%	0.85%	1.06%	31.88%
Year Ended May 31, 2010	$7.46	14.82%	$37,628	1.07%	0.81%	1.07%	46.81%
Year Ended May 31, 2009	$6.55	(33.93)%	$33,308	1.07%	1.16%	1.07%	57.10%
Year Ended May 31, 2008	$10.03	(5.27)%	$44,461	1.09%	0.61%	1.14%	51.79%
Class A Shares
Year Ended May 31, 2012	$9.10	1.79%	$13,652	1.25%	0.90%	1.35%	31.51%
Year Ended May 31, 2011	$9.02	23.73%	$14,523	1.26%	0.66%	1.36%	31.88%
Year Ended May 31, 2010	$7.34	14.54%	$12,216	1.27%	0.61%	1.37%	46.81%
Year Ended May 31, 2009	$6.45	(34.06)%	$11,642	1.27%	0.93%	1.37%	57.10%
Year Ended May 31, 2008	$9.88	(5.44)%	$19,709	1.26%	0.43%	1.41%	51.79%
Class B Shares
Year Ended May 31, 2012	$8.17	1.00%	$15	2.01%	0.06%	2.01%	31.51%
Year Ended May 31, 2011	$8.12	22.67%	$54	2.01%	(0.10)%	2.01%	31.88%
Year Ended May 31, 2010	$6.63	13.77%	$72	2.02%	(0.13)%	2.02%	46.81%
Year Ended May 31, 2009	$5.84	(34.53)%	$126	2.02%	0.11%	2.02%	57.10%
Year Ended May 31, 2008	$8.97	(6.19)%	$348	2.01%	(0.36)%	2.07%	51.79%

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities					Dividends
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)			Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Net Investment Income		Return of Capital		Net Realized Gains	Total Dividends
Institutional Class Shares
Year Ended May 31, 2012	$11.90		$(0.03)		$(0.53)	$(0.56)		$—		$—	$—		$—
Year Ended May 31, 2011	$9.07	$	—*		$2.83	$2.83		$—		$—	$—		$—
Year Ended May 31, 2010	$7.23	$	—*		$1.85	$1.85		$—		$(0.01)	$—		$(0.01)
Year Ended May 31, 2009	$14.34	$	—*		$(6.68)	$(6.68)		$—	$	—*	$(0.43)		$(0.43)
Year Ended May 31, 2008	$14.72		$(0.04)		$1.01	$0.97	$	—*		$—	$(1.35)		$(1.35)
Class A Shares
Year Ended May 31, 2012	$11.39		$(0.05)		$(0.50)	$(0.55)		$—		$—	$—		$—
Year Ended May 31, 2011	$8.70		$(0.02)		$2.71	$2.69		$—		$—	$—		$—
Year Ended May 31, 2010	$6.94		$(0.02)		$1.78	$1.76		$—	$	—*	$—	$	—*
Year Ended May 31, 2009	$13.82		$(0.02)		$(6.43)	$(6.45)		$—	$	—*	$(0.43)		$(0.43)
Year Ended May 31, 2008	$14.26		$(0.06)		$0.97	$0.91		$—		$—	$(1.35)		$(1.35)
Class B Shares
Year Ended May 31, 2012	$9.59		$(0.10	)(e)	$(0.44)	$(0.54)		$—		$—	$—		$—
Year Ended May 31, 2011	$7.37		$(0.09)		$2.31	$2.22		$—		$—	$—		$—
Year Ended May 31, 2010	$5.93		$(0.08)		$1.52	$1.44		$—		$—	$—		$—
Year Ended May 31, 2009	$12.01		$(0.07)		$(5.58)	$(5.65)		$—		$—	$(0.43)		$(0.43)
Year Ended May 31, 2008	$12.65		$(0.17)		$0.88	$0.71		$—		$—	$(1.35)		$(1.35)

*	Less than $0.005 per share.
(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.05% and 0.05%, respectively and the Ratio of Expense to Average Net Assets would have been higher by 0.05%.
(b)	During the year ending May 31, 2011, the Fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.02% and 0.02%, respectively.
(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e)	Amounts calculated using the daily average shares method.

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income/(Loss) to Average Net Assets(a)(b)	Ratio of Expenses to Average Net Assets(c)	Portfolio Turnover(d)
Institutional Class Shares
Year Ended May 31, 2012	$11.34	(4.71)%	$34,093	1.21%	(0.24)%	1.21%	26.19%
Year Ended May 31, 2011	$11.90	31.20%	$56,990	1.14%	(0.01)%	1.14%	51.62%
Year Ended May 31, 2010	$9.07	25.61%	$47,005	1.17%	(0.06)%	1.17%	74.07%
Year Ended May 31, 2009	$7.23	(46.47)%	$35,761	1.14%	0.02%	1.14%	117.36%
Year Ended May 31, 2008	$14.34	6.85%	$71,496	1.15%	(0.31)%	1.20%	63.22%
Class A Shares
Year Ended May 31, 2012	$10.84	(4.83)%	$14,833	1.41%	(0.45)%	1.51%	26.19%
Year Ended May 31, 2011	$11.39	30.92%	$18,067	1.34%	(0.19)%	1.44%	51.62%
Year Ended May 31, 2010	$8.70	25.39%	$15,205	1.37%	(0.25)%	1.47%	74.07%
Year Ended May 31, 2009	$6.94	(46.57)%	$13,451	1.33%	(0.20)%	1.43%	117.36%
Year Ended May 31, 2008	$13.82	6.64%	$26,637	1.32%	(0.48)%	1.47%	63.22%
Class B Shares
Year Ended May 31, 2012	$9.05	(5.63)%	$94	2.16%	(1.16)%	2.16%	26.19%
Year Ended May 31, 2011	$9.59	30.12%	$304	2.09%	(0.94)%	2.09%	51.62%
Year Ended May 31, 2010	$7.37	24.28%	$311	2.12%	(1.00)%	2.12%	74.07%
Year Ended May 31, 2009	$5.93	(46.95)%	$323	2.08%	(0.95)%	2.08%	117.36%
Year Ended May 31, 2008	$12.01	5.86%	$711	2.07%	(1.22)%	2.12%	63.22%

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Return of Capital	Net Realized Gains	Total Dividends
Institutional Class Shares
Year Ended May 31, 2012	$8.87	$(0.05)	$(0.52)	$(0.57)	$—	$—	$—
Year Ended May 31, 2011	$6.53	$(0.04)	$2.38	$2.34	$—	$—	$—
Year Ended May 31, 2010	$5.08	$(0.04)	$1.49	$1.45	$—	$—	$—
Year Ended May 31, 2009	$9.45	$(0.03)	$(4.34)	$(4.37)	$—	$—	$—
Year Ended May 31, 2008	$10.56	$(0.04)	$0.01	$(0.03)	$(0.03)	$(1.05)	$(1.08)
Class A Shares
Year Ended May 31, 2012	$8.61	$(0.06)	$(0.51)	$(0.57)	$—	$—	$—
Year Ended May 31, 2011	$6.35	$(0.05)	$2.31	$2.26	$—	$—	$—
Year Ended May 31, 2010	$4.96	$(0.05)	$1.44	$1.39	$—	$—	$—
Year Ended May 31, 2009	$9.24	$(0.04)	$(4.24)	$(4.28)	$—	$—	$—
Year Ended May 31, 2008	$10.38	$(0.07)	$0.01	$(0.06)	$(0.03)	$(1.05)	$(1.08)
Class B Shares
Year Ended May 31, 2012	$7.86	$(0.12)	$(0.46)	$(0.58)	$—	$—	$—
Year Ended May 31, 2011	$5.84	$(0.14)	$2.16	$2.02	$—	$—	$—
Year Ended May 31, 2010	$4.59	$(0.10)	$1.35	$1.25	$—	$—	$—
Year Ended May 31, 2009	$8.62	$(0.10)	$(3.93)	$(4.03)	$—	$—	$—
Year Ended May 31, 2008	$9.82	$(0.15)	$0.03	$(0.12)	$(0.03)	$(1.05)	$(1.08)

(a)	During the year ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income/(Loss) to Average Net Assets would have been lower by 0.05% and 0.05% respectively and the Ratio of Expenses to Average Net Assets would have been higher by 0.05%.
(b)	During the year ending May 31, 2011, the Fund received monies related to the BISYS Fair Fund Distribution. The distribution related to the past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.01% and 0.01%, respectively.
(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund (continued)

Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Loss to Average Net Assets(a)(b)	Ratio of Expenses to Average Net Assets(c)	Portfolio Turnover(d)
Institutional Class Shares
Year Ended May 31, 2012	$8.30	(6.43)%	$24,863	1.25%	(0.57)%	1.55%	135.86%
Year Ended May 31, 2011	$8.87	35.83%	$27,575	1.25%	(0.46)%	1.54%	119.43%
Year Ended May 31, 2010	$6.53	28.54%	$23,110	1.25%	(0.63)%	1.57%	121.53%
Year Ended May 31, 2009	$5.08	(46.24)%	$20,126	1.25%	(0.35)%	1.48%	152.98%
Year Ended May 31, 2008	$9.45	(0.94)%	$53,353	1.20%	(0.48)%	1.49%	135.97%
Class A Shares
Year Ended May 31, 2012	$8.04	(6.62)%	$2,136	1.50%	(0.83)%	1.85%	135.86%
Year Ended May 31, 2011	$8.61	35.59%	$2,329	1.50%	(0.70)%	1.84%	119.43%
Year Ended May 31, 2010	$6.35	28.02%	$1,547	1.50%	(0.87)%	1.87%	121.53%
Year Ended May 31, 2009	$4.96	(46.32)%	$1,349	1.50%	(0.60)%	1.77%	152.98%
Year Ended May 31, 2008	$9.24	(1.26)%	$2,690	1.45%	(0.73)%	1.77%	135.97%
Class B Shares
Year Ended May 31, 2012	$7.28	(7.38)%	$47	2.25%	(1.58)%	2.51%	135.86%
Year Ended May 31, 2011	$7.86	34.59%	$59	2.25%	(1.49)%	2.50%	119.43%
Year Ended May 31, 2010	$5.84	27.23%	$80	2.25%	(1.63)%	2.52%	121.53%
Year Ended May 31, 2009	$4.59	(46.75)%	$92	2.25%	(1.38)%	2.42%	152.98%
Year Ended May 31, 2008	$8.62	(1.98)%	$242	2.20%	(1.47)%	2.42%	135.97%

See notes to financial statements.

Performance Funds Trust
Notes to Financial Statements
May 31, 2012

1. Organization

Performance Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of eight separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund (collectively, the “Funds” and individually, a “Fund”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Funds each offer Institutional Class Shares and Class A Shares, except for The U.S. Treasury Money Market Fund which offers only Institutional Class Shares. The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund also offer Class B Shares.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under distribution (12b-1) or service organization plans, voting rights on matters affecting a single class of shares, sales charges, and exchange privileges. The Class A Shares of The Short Term Government Income Fund have a maximum sales charge on purchases of 3.00% of the purchase price. The Class A Shares of The Intermediate Term Income Fund, The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund have a maximum sales charge on purchases of 5.25% of the purchase price. The Class B Shares have a contingent deferred sales charge (“CDSC”) of 5.00% of the original purchase price or sale price (whichever is less) within the first year, declining to 0% after the seventh year.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels below:

•	Level 1— quoted prices in active markets for identical securities

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2012

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data. These valuations are typically categorized as Level 2 in the fair value hierarchy.

All debt securities, of sufficient credit quality, with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a straight-line basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

The Money Market Fund and U.S. Treasury Money Market Fund use the amortized cost method to determine the value of their portfolio securities pursuant to Rule 2a-7 under the 1940 Act. These valuations are typically categorized as Level 2 in the fair value hierarchy.

The value of each equity security is based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

For the fiscal year ended May 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2012

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2012, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments for each Fund:

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
The Money Market Fund
U.S. Government Agency Securities	$—	$179,727,938	$179,727,938
Commercial Paper	—	140,275,852	140,275,852
U.S. Treasury Obligations	—	169,988,199	169,988,199
Repurchase Agreements	—	24,624,739	24,624,739
Total	—	514,616,728	514,616,728
The U.S. Treasury Money Market Fund
U.S. Treasury Obligations	—	115,990,827	115,990,827
Investment Companies	2,256,590	—	2,256,590
Total	2,256,590	115,990,827	118,247,417
The Short Term Government Income Fund
U.S. Government Agency Securities	—	62,225,782	62,225,782
U.S. Treasury Obligations	—	7,999,767	7,999,767
Corporate Bonds	—	4,221,846	4,221,846
Investment Companies	1,479,350	—	1,479,350
Total	1,479,350	74,447,395	75,926,745
The Intermediate Term Income Fund
U.S. Government Agency Securities	—	40,939,938	40,939,938
U.S. Treasury Obligations	—	14,884,550	14,884,550
Corporate Bonds	—	18,858,517	18,858,517
Investment Companies	439,907	—	439,907
Total	439,907	74,683,005	75,122,912
The Strategic Dividend Fund
Common Stocks	38,971,955	—	38,971,955
Investment Companies	4,774,419	—	4,774,419
Total	43,746,374	—	43,746,374
The Large Cap Equity Fund
Common Stocks	60,598,316	—	60,598,316
Exchange Traded Funds	1,314,900	—	1,314,900
Investment Companies	2,024,348	—	2,024,348
Total	63,937,564	—	63,937,564
The Mid Cap Equity Fund
Common Stocks	47,756,769	—	47,756,769
Investment Companies	1,299,019	—	1,299,019
Total	49,055,788	—	49,055,788
The Leaders Equity Fund
Common Stocks	25,644,799	—	25,644,799
U.S. Government Agency Securities	—	999,990	999,990
Investment Companies	431,941	—	431,941
Total	26,076,740	999,990	27,076,730

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2012

Recently Issued Accounting Standards

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Adoption of ASU No. 2011-04 will have no effect on each Fund’s net assets. At this time, management is evaluating the impact of ASU No. 2011-04 on the financial statements.

Repurchase Agreements

The Funds may purchase instruments from financial institutions, such as banks and broker-dealers that Trustmark Investment Advisors, Inc. (“Trustmark” or “Advisor”) deems to present minimal credit risk under guidelines adopted by the Board, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Funds’ custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At May 31, 2012, the Funds held no illiquid restricted securities.

Security Transactions and Related Investment Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis. Distributions received from real estate investment trusts (“REITs”), which are known to be a return of capital, are recorded as a reduction to the cost of the individual REITs.

Securities Lending

The Funds (except The U.S. Treasury Money Market Fund and The Strategic Dividend Fund) may, from time to time, lend their portfolio securities to qualified brokers, dealers, domestic banks or other domestic financial institutions

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2012

approved by the Board. The Funds will limit their securities lending activity to 33 1/3% of the total assets of each Fund and all loans will be secured by collateral in cash or U.S. government securities of not less than 102% of the value of the securities loaned. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in interest bearing short-term investments. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Funds have retained Citibank, N.A, pursuant to a Global Securities Lending Agency Agreement, as their securities lending agent and compensate the firm based on a percentage of the income generated by securities lending transactions effected on the behalf of the Funds. Loans are subject to termination by the Funds or the borrower at any time. The Funds participated in securities lending through August 31, 2011.

	Market Value of Loaned Securities	Market Value of Collateral	Average Loan Outstanding During the Year(a)	Income Earned by Citibank, N.A. from Securities Lending
The Money Market Fund	$—	$—	$128,062,580	$24,829

(a)	Represents the average loan outstanding during the period in which the Fund loaned out securities, June 1, 2011 through August 31, 2011

Expense Allocation

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

Dividends to Shareholders

The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Income Fund declare net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified to capital; temporary differences do not require reclassification.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2012

3. Related Party Transactions

Advisor and Custodian

Trustmark acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. The Strategic Dividend Fund is sub-advised by Orleans Capital Management Company, which receives a fee, payable by Trustmark. For the year ended May 31, 2012, the advisory fee rates were as follows:

Advisory Fee Rate
The Money Market Fund	0.30%
The U.S. Treasury Money Market Fund	0.30%
The Short Term Government Income Fund	0.40%
The Intermediate Term Income Fund	0.50%
The Strategic Dividend Fund	0.75%
The Large Cap Equity Fund	0.60%
The Mid Cap Equity Fund	0.75%
The Leaders Equity Fund	1.00%

Trustmark National Bank serves as Custodian of the Funds’ cash and securities. For these services, Trustmark National Bank is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on the average daily net assets of each Fund.

Administration

Citi Fund Services, Ohio, Inc. (“Citi”) serves the Trust as administrator. In accordance with the terms of the Administration Agreement, Citi is entitled to a fee, accrued daily and paid monthly, at 0.0575% or 5.75 basis points of the first $1 billion of average daily net assets of the Trust and 0.055% or 5.5 basis points of the average daily net assets of the Trust over $1 billion.

Under a Compliance Services Agreement between the Funds’ and Beacon Hill Fund Services, Inc. (“Beacon Hill”) (the “CCO Agreement”), Beacon Hill makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). For the services provided under the CCO Agreement, the Funds paid $112,193 to Beacon Hill for the year ended May 31, 2012, including certain out of pocket expenses. Beacon Hill pays the salary and other compensation earned by any such individuals as employees of Beacon Hill. Under a separate Compliance Services Agreement, Citi provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO for which it receives fees under the Administration Agreement.

Certain officers of the Trust are affiliated with Trustmark, Citi or Beacon Hill. Such officers receive no compensation from the Funds for serving in their respective roles.

Distribution Plan

BHIL Distributors, Inc. (the “Distributor”) serves as the distribution agent and underwriter of the Funds. As Distributor, BHIL Distributors, Inc. receives a fixed annual fee. The Trust has adopted a compensatory Distribution

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2012

Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B Shares.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the year ended May 31, 2012, the Distributor received $5,636 from commissions earned on sales of the Funds and the Funds re-allowed $78 to affiliated broker/dealers of the Funds.

Service Organization

The Trust has entered into a Service Organization Agreement with its shareholder servicing agents (which currently consists of Trustmark National Bank) for providing various shareholder services. For performing these services, the shareholder servicing agents receive an annual fee up to 0.08% on qualified assets of each Fund’s Class A, Class B and Institutional Class Shares (except the Institutional Class Shares of The Money Market Fund) that is computed daily and paid monthly. The Institutional Class Shares of The U.S. Treasury Money Market Fund and Class A Shares of The Money Market Fund, The Short-Term Government Income Fund, The Strategic Dividend Fund, The Mid Cap Equity Fund, The Leaders Equity Fund and all Class B Shares do not currently have assets with any shareholder servicing agents subject to the Agreement.

Accounting and Transfer Agency

Citi provides accounting and transfer agency services for the Funds. For these services to the Funds, Citi receives an annual fee accrued daily and paid monthly. As fund accountant for the Funds, Citi receives a fixed annual fee and reimbursement of certain expenses. As transfer agent for the Funds, Citi receives a fee based on the number of shareholder accounts, subject to certain minimums and reimbursement of certain expenses.

Fee Reductions

The Advisor has agreed to contractually limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Strategic Dividend Fund and The Leaders Equity Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

Fund	Class	Expense Limitation
The Strategic Dividend Fund	Institutional	0.95%
The Strategic Dividend Fund	A	1.20%
The Leaders Equity Fund	Institutional	1.25%
The Leaders Equity Fund	A	1.50%
The Leaders Equity Fund	B	2.25%

The Funds have entered into an expense limitation agreement with the Advisor, in which they have agreed to pay or repay fees that were waived or reimbursed by the Advisor for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the limits. The Advisor is contractually limiting fees and expenses at least until September 30, 2012. As of May 31, 2012, the following amounts have been contractually waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2012

Fund	Amount Waived or Reimbursed	Expires May 31,
The Strategic Dividend Fund	$69,637	2013
	71,615	2014
	104,895	2015
The Leaders Equity Fund	75,543	2013
	76,610	2014
	78,066	2015

The Advisor has also agreed to voluntarily waive fees or reimburse expenses by amounts necessary to maintain a minimum yield for each class of The Money Market Fund and The U.S. Treasury Money Market Fund. These voluntary fee waivers or expense reimbursements may be cancelled or changed at any time. The Advisor may not seek reimbursement of such voluntary waivers at a later date.

Fund	Class	Current Minimum Yield
The Money Market Fund	Institutional	0.03%
The Money Market Fund	A	0.02%
The U.S. Treasury Money Market Fund	Institutional	0.00%

The Advisor also has voluntarily reduced fees. These voluntary waivers may be terminated at any time. The Advisor may not seek reimbursement of such voluntary waivers at a later date. The reduction of such fees will cause the yield and total return of any Fund to be higher than it would be in the absence of such reductions. For the year ended May 31, 2012, the Board approved a reduction of the distribution/12b-1 fees to a maximum rate of 0.25% of the average daily net assets for Class A Shares.

Affiliated Transactions:

A summary of each Fund's investment in an affiliated money market fund (The Money Market Fund, Institutional Class Shares) for the period ended May 31, 2012 is noted below:

Fund	Fair Value 5/31/11	Purchases	Sales	Fair Value 05/31/12	Income
The Short Term Government Income Fund	$1,234,850	$27,459,081	$(27,214,581)	$1,479,350	$521
The Intermediate Term Income Fund	323,541	23,067,200	(22,950,834)	439,907	287
The Strategic Dividend Fund	4,501,243	9,431,144	(10,371,201)	3,561,186	1,397
The Large Cap Equity Fund	1,047,076	10,216,493	(9,239,221)	2,024,348	475
The Mid Cap Equity Fund	2,590,648	13,413,470	(14,705,099)	1,299,019	402
The Leaders Equity Fund	1,311,509	4,630,213	(5,509,781)	431,941	212

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2012

4. Purchases and Sales of Securities

For the year ended May 31, 2012, cost of purchases and proceeds from sales of securites (excluding securities maturing less than one year from acquisition) were as follows:

Fund	Purchases	Sales
The Short Term Government Income Fund	$72,975,932	$83,500,000
The Intermediate Term Income Fund	20,558,939	19,580,082
The Strategic Dividend Fund	4,720,036	403,450
The Large Cap Equity Fund	28,667,836	16,686,232
The Mid Cap Equity Fund	14,017,041	35,039,060
The Leaders Equity Fund	35,446,350	37,093,546

The above table includes purchases and sales of U.S. Government securities. Cost of purchases and proceeds from sales of U.S. Government securities for the year ended May 31, 2012, were as follows:

Fund	Purchases	Sales
The Short Term Government Income Fund	$72,975,932	$83,500,000
The Intermediate Term Income Fund	17,118,764	17,598,732

5. Risks

Each Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. Each Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

6. Federal Income Taxes

Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal and the State of Delaware (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on dividends and capital gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2012

At May 31, 2012, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of securities for federal income tax purposes were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
The Short Term Government Income Fund	$75,520,091	$406,665	$(11)	$406,654
The Intermediate Term Income Fund	66,706,143	8,423,302	(6,533)	8,416,769
The Strategic Dividend Fund	38,486,304	7,779,320	(2,519,250)	5,260,070
The Large Cap Equity Fund	52,976,164	11,744,884	(783,484)	10,961,400
The Mid Cap Equity Fund	38,451,538	11,741,031	(1,136,781)	10,604,250
The Leaders Equity Fund	22,500,597	4,991,298	(415,165)	4,576,133

The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily due to tax deferral on losses on wash sales, differences related to partnership investments, and depletion.

The tax character of dividends paid during the fiscal year ended May 31, 2012, were as follows:

	Dividends paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid[1]
The Money Market Fund	$151,906	$—	$151,906	$—	$151,906
The U.S. Treasury Money Market Fund	13,770	—	13,770	—	13,770
The Short Term Government Income Fund	554,024	—	554,024	—	554,024
The Intermediate Term Income Fund	2,506,669	164,931	2,671,600	—	2,671,600
The Strategic Dividend Fund	727,892	—	727,892	—	727,892
The Large Cap Equity Fund	543,449	—	543,449	—	543,449

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.

The tax character of dividends paid during the fiscal year ended May 31, 2011, were as follows:

	Dividends paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid[1]
The Money Market Fund	$233,908	$—	$233,908	$—	$233,908
The U.S. Treasury Money Market Fund	28,151	—	28,151	—	28,151
The Short Term Government Income Fund	1,000,401	—	1,000,401	—	1,000,401
The Intermediate Term Income Fund	2,678,009	30,281	2,708,290	—	2,708,290
The Strategic Dividend Fund	593,249	—	593,249	—	593,249
The Large Cap Equity Fund	390,398	—	390,398	—	390,398

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2012

As of May 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable[1]	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)[2]	Total Accumulated Earnings (Deficit)
The Money Market Fund	$12,244	$—	$12,244	$(12,756)	$(3,288)	$—	$(3,800)
The U.S. Treasury Money Market Fund	426	—	426	—	—	—	426
The Short Term Government Income Fund	29,595	—	29,595	(29,596)	(1,718,817)	406,654	(1,312,164)
The Intermediate Term Income Fund	141,196	18,665	159,861	(139,189)	—	8,416,769	8,437,441
The Strategic Dividend Fund	87,769	—	87,769	(78,653)	(2,922,554)	5,260,070	2,346,632
The Large Cap Equity Fund	72,063	—	72,063	(49,348)	(5,324,684)	10,961,400	5,659,431
The Mid Cap Equity Fund	—	—	—	—	(13,245,337)	10,604,250	(2,641,087)
The Leaders Equity Fund	—	—	—	—	(10,583,259)	4,576,133	(6,007,126)

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.
[2]	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily due to tax deferral on losses on wash sales, differences related to partnership investments, and depletion.

As of the end of their tax year ended May 31, 2012, the following Funds have capital loss carry forwards (“CLCFs”). CLCFs not subject to expiration must be used prior to using any CLCFs that are subject to expiration. A summary of these CLCFs is detailed in the tables below:

CLCFs not subject to expiration:

Portfolio	Short-Term Amount	Long-Term Amount	Total
The Strategic Dividend Fund	$13,590	$428,653	$442,243

CLCFs subject to expiration:

	Amount	Expires
The Money Market Fund	$2,928	2019
The Short Term Government Income Fund	580,379	2014
	874,286	2015
	264,152	2016
The Strategic Dividend Fund	1,614,945	2018
	865,366	2019
The Large Cap Equity Fund	5,324,684	2018
The Mid Cap Equity Fund	13,115,472	2018
The Leaders Equity Fund	10,520,978	2018

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2012

The Board does not intend to authorize a distribution of any realized gain for a Fund until the capital loss carry forward has been offset or expires.

During the year ended May 31, 2012, The Money Market Fund, The Short Term Government Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund utilized $475, $30,317, $2,486,861, $7,081,598 and $1,645,956, respectively, in capital loss carryforwards.

Under current law, capital losses and specified ordinary losses realized after October 31st and non-specified ordinary losses incurred after December 31st (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Funds had deferred losses, which will be treated as arising on the first day of the fiscal year to end May 31, 2012.

	Late Year Ordinary Loss	Post-October Capital Losses
The Money Market Fund	$—	$360
The Mid Cap Equity Fund	129,865	—
The Leaders Equity Fund	62,281	—

7. Legal and Regulatory Matters

On September 26, 2006, BISYS Fund Services, Inc. (“BISYS”), a subsidiary of the BISYS Group, Inc., consented to the entry of a cease-and-desist order by the SEC (the “SEC Order”) in connection with certain arrangements between BISYS and certain mutual fund advisers pertaining to the advisers’ use of fund assets for marketing and other expenses incurred by the advisers. The BISYS Group, Inc. and its subsidiaries were acquired by Citibank N.A. on August 1, 2007. Under the SEC Order, BISYS agreed, among other things, to disgorge to the affected mutual fund families approximately $9.7 million plus prejudgment interest of approximately $1.7 million and to pay a civil money penalty of $10 million. The payment from Citi was made on July 30, 2010 after the SEC approved the distribution plan. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The impact to the total return and the ratio of net investment income to average net assets is disclosed in the Financial Highlights.

In response to the SEC’s inquiries related to this matter, including those of the Trust’s service arrangements with BISYS, on September 26, 2007, the Advisor made a one time payment to certain series of the Trust. The payment was in the amount of less than one half of one percent of the total assets of each recipient series. The impact on the Total Return, the Ratio of Expenses to Average Net Assets and Net Investment Income to Average Net Assts ratio of each Fund is disclosed in the Financial Highlights.

In December 2007, the Mid Cap Equity Fund and Strategic Dividend Fund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et al., was initiated on October 22, 2010, in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. The second action,

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2012

Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. A Holmes & H Holmes TTEE, et al., was initiated on December 23, 2010, in the U.S. Bankruptcy Court for the Southern District of New York. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger.

The value of the proceeds received by the Mid Cap Equity Fund and Strategic Dividend Fund is approximately $1,728,000 and $804,480, respectively. The Funds cannot predict the outcome of these proceeding. The complaints, however, allege no misconduct by the Funds. Trustmark National Bank has agreed to indemnify the Trust, each series of the Trust and each Trustee of the Trust against any liabilities, costs or expenses (including all reasonable attorneys fees, and all penalties, fines or amounts paid in settlement, and all other liabilities of any nature whatsoever, whether accrued, absolute, contingent or otherwise) incurred by the Trust, each series of the Trust and each Trustee of the Trust arising out of any claim, action, suit, investigation or proceeding (including, without limitation, all actual or threatened claims, actions, suits, investigations, examinations, or proceedings, whether civil criminal, regulatory or otherwise and including all appeals) asserted in connection with or arising out of the receipt of proceeds from the 2007 merger of Lyondell by any series of the Trust.

8. Subsequent Event

On June 25, 2012, the Board of Trustees of the Trust approved, subject to shareholder approval, a separate Agreement and Plan of Reorganization on behalf of each of the Funds to be entered into with certain registered investment companies which are sponsored and managed by subsidiaries of Federated Investors, Inc. (the “Federated Funds”). If shareholders of each Fund approve the applicable Agreement and Plan of Reorganization, and certain other conditions are satisfied, each Fund will transfer all of its assets to a corresponding Federated Fund and the shareholders of the Fund will become shareholders of the Federated Fund and receive shares of the designated class of the Federated Fund in exchange for their shares of the Funds. Each Agreement and Plan of Reorganization will be submitted to a vote of shareholders of the applicable Performance Fund at a Special Meeting of Shareholders (the “Meeting”) of the Funds to be held on or about September 19, 2012. Only shareholders of record at the close of business on July 25, 2012, will be entitled to vote at the Meeting. A combined proxy statement and prospectus with respect to the proposed reorganizations will be mailed to shareholders in advance of the meeting. If the applicable Agreement and Plan of Reorganization is approved by shareholders of a Fund, it is expected that the reorganization of the Fund will occur on or about September 21, 2012.

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that, aside from the event described above, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Performance Funds Trust:

We have audited the accompanying statements of assets and liabilities of The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund (each a series of the Performance Fund Trust, hereinafter referred to as the “Funds”), including the schedules of portfolio investments, as of May 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of May 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio
July 27, 2012

Performance Funds Trust
Additional Information

Holdings Tables (Unaudited)

The Money Market Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

U.S. Government Agency Securities	34.9%
U.S. Treasury Obligations	33.0%
Consumer Staples	12.4%
Financials	7.1%
Health Care	3.9%
Industrials	3.9%
Repurchase Agreements	4.8%
Other Assets/Liabilities	0.0%
Total	100.0%

The U.S. Treasury Money Market Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

U.S. Treasury Obligations	98.1%
Investment Companies	1.9%
Other Assets/Liabilities	0.0%
Total	100.0%

The Short Term Government Income Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

U.S. Government Agency Securities	81.9%
U.S. Treasury Obligations	10.5%
Financials	4.1%
Industrials	1.5%
Investment Companies	1.9%
Other Assets/Liabilities	0.1%
Total	100.0%

The Intermediate Term Income Fund invested, as a percentage of net assets, in the following industries, as May 31, 2012:

U.S. Government Agency Securities	54.3%
U.S. Treasury Obligations	19.7%
Financials	14.2%
Industrials	3.8%
Energy	1.5%
Information Technology	1.4%
Materials	1.4%
Telecommunication Services	1.2%
Consumer Staples	1.0%
Investment Companies	0.6%
Utilities	0.5%
Other Assets/Liabilities	0.4%
Total	100.0%

The Strategic Dividend Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Energy	20.7%
Utilities	16.9%
Industrials	15.6%
Investment Companies	10.9%
Consumer Staples	8.5%
Health Care	6.1%
Financials	5.7%
Materials	5.0%
Consumer Discretionary	4.2%
Telecommunication Services	3.5%
Information Technology	2.8%
Other Assets/Liabilities	0.1%
Total	100.0%

Performance Funds Trust
Additional Information (continued)

The Large Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Information Technology	20.7%
Consumer Discretionary	14.5%
Financials	11.4%
Health Care	11.1%
Consumer Staples	10.2%
Energy	8.5%
Industrials	8.2%
Materials	3.9%
Investment Companies	3.2%
Telecommunication Services	3.1%
Utilities	3.1%
Exchange Traded Funds	2.0%
Other Assets/Liabilities	0.1%
Total	100.0%

The Mid Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Industrials	21.6%
Financials	19.2%
Consumer Discretionary	17.3%
Information Technology	10.0%
Health Care	6.9%
Materials	7.2%
Utilities	4.9%
Consumer Staples	4.8%
Energy	4.6%
Investment Companies	2.7%
Telecommunication Services	0.9%
Other Assets/Liabilities	(0.1)%
Total	100.0%

The Leaders Equity Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2012:

Consumer Discretionary	32.7%
Industrials	26.0%
Information Technology	16.2%
Health Care	6.0%
Consumer Staples	8.9%
U.S. Government Agency Securities	3.7%
Materials	2.6%
Financials	2.4%
Investment Companies	1.6%
Other Assets/Liabilities	(0.1)%
Total	100.0%

Performance Funds Trust
Expense Comparisons (Unaudited)

As a shareholder of the Performance Funds Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution fees and other fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Performance Funds Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011 through May 31, 2012.

Actual Returns

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expenses Paid During Period* 12/1/11-5/31/12	Expense Ratio During Period** 12/1/11-5/31/12
The Money Market Fund — Institutional Class	$1,000.00	$1,000.20	$0.20	0.04%
The Money Market Fund — Class A	1,000.00	1,000.10	0.25	0.05%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,000.00	0.20	0.04%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,001.90	3.60	0.72%
The Short Term Government Income Fund — Class A	1,000.00	1,001.00	4.50	0.90%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,033.60	4.02	0.79%
The Intermediate Term Income Fund — Class A	1,000.00	1,032.60	4.98	0.98%
The Strategic Dividend Fund — Institutional Class	1,000.00	998.10	4.75	0.95%
The Strategic Dividend Fund — Class A	1,000.00	996.90	5.99	1.20%
The Large Cap Equity Fund — Institutional Class	1,000.00	1,059.90	5.30	1.03%
The Large Cap Equity Fund — Class A	1,000.00	1,059.90	6.33	1.23%
The Large Cap Equity Fund — Class B	1,000.00	1,055.50	10.17	1.98%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,044.20	6.34	1.24%
The Mid Cap Equity Fund — Class A	1,000.00	1,043.30	7.36	1.44%
The Mid Cap Equity Fund — Class B	1,000.00	1,039.00	11.16	2.19%
The Leaders Equity Fund — Institutional Class	1,000.00	1,090.70	6.53	1.25%
The Leaders Equity Fund — Class A	1,000.00	1,089.40	7.84	1.50%
The Leaders Equity Fund — Class B	1,000.00	1,084.90	11.73	2.25%

*	Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
**	Annualized.

Performance Funds Trust
Expense Comparisons (Unaudited)  (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Performance Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please, note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/11	Ending Account Value 5/31/12	Expenses Paid During Period* 12/1/11-5/31/12	Expense Ratio During Period** 12/1/11-5/31/12
The Money Market Fund — Institutional Class	$1,000.00	$1,024.80	$0.20	0.04%
The Money Market Fund — Class A	1,000.00	1,024.75	0.25	0.05%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,024.80	0.20	0.04%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,021.40	3.64	0.72%
The Short Term Government Income Fund — Class A	1,000.00	1,020.50	4.55	0.90%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,021.05	3.99	0.79%
The Intermediate Term Income Fund — Class A	1,000.00	1,020.10	4.95	0.98%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,020.25	4.80	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,019.00	6.06	1.20%
The Large Cap Equity Fund — Institutional Class	1,000.00	1,019.85	5.20	1.03%
The Large Cap Equity Fund — Class A	1,000.00	1,018.85	6.21	1.23%
The Large Cap Equity Fund — Class B	1,000.00	1,015.10	9.97	1.98%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,018.80	6.26	1.24%
The Mid Cap Equity Fund — Class A	1,000.00	1,017.80	7.26	1.44%
The Mid Cap Equity Fund — Class B	1,000.00	1,014.05	11.03	2.19%
The Leaders Equity Fund — Institutional Class	1,000.00	1,018.75	6.31	1.25%
The Leaders Equity Fund — Class A	1,000.00	1,017.50	7.57	1.50%
The Leaders Equity Fund — Class B	1,000.00	1,013.75	11.33	2.25%

*	Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
**	Annualized.

Performance Funds Trust
Other Information (Unaudited)

A discussion of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the SEC’s website at www.sec.gov.

The Funds file a complete list of their portfolio holdings (“Schedules of Portfolio Investments”) with the SEC for the first and third quarters of each fiscal year, periods ending August 31 and February 28, on Form N-Q. Schedules of Portfolio Investments are available without charge, upon request, by calling 1-800-PERFORM (737-3676); or by visiting the SEC’s website at www.sec.gov. You may also review or, for a fee, copy the Schedules of Portfolio Investments by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Performance Funds Trust
Annual Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited)

The Board of the Trust determined on February 7, 2012 to renew (i) the Trust’s investment advisory contract with Trustmark (the ``Advisory Contract”) and (ii) the Trust’s sub-advisory contract with Trustmark and Orleans Capital Management (``Orleans”) with respect to The Strategic Dividend Fund (the ``Sub-Advisory Contract” and together with the Advisory Contract, the ``Contracts”). Prior to making its determination, the Board received detailed information from Trustmark and Orleans relating to its consideration of the Contracts, including, among other things, (i) performance data of each Fund and its peer groups (ii) data concerning the fees and expenses of each Fund as compared to its Lipper Peer Group, (iii) performance data of each Fund as compared to relative indices, (iv) the financial statements of Trustmark and Orleans and (v) Trustmark’s and Orleans’ respective memoranda to the Board addressing specific information requested by the Board’s independent counsel. In addition, the Board reviewed a memorandum from its independent counsel detailing the Board’s duties and responsibilities in considering the renewal of the Contracts.

In reaching its decision to renew the Contracts, the Board, including a majority of the Trustees who are not interested persons of the Trust under the 1940 Act (the ``Independent Trustees”), considered, among other things: (i) the nature, extent and quality of Trustmark’s services provided to each Fund and Orleans’ services provided to The Strategic Dividend Fund; (ii) each Fund’s performance compared to its relative index; (iii) the reasonableness of the overall compensation; (iv) Lipper information comparing each Fund’s performance, advisory fee and expense ratio to that of its Peer Group; (v) Trustmark’s and Orleans’ respective financial information; (vi) any compensation and other possible benefits to Trustmark or Orleans, including soft dollars, arising from its advisory and other relationships with the Trust; and (vii) the extent to which economies of scale would be realized as the Trust grows and whether fee levels reflect these economies of scale for the benefit of Fund investors.

During the course of its deliberations, the Board, including a majority of the Independent Trustees, reached the following conclusions, among others, regarding Trustmark, Orleans and the Contracts: (i) with respect to The Short Term Government Income Fund, that the Fund underperformed its Lipper Peer Group average for the year ended December 31, 2011, the Fund’s actual total expense ratios were above their Lipper Peer Group average, and the contractual and actual advisory fees for Institutional Shares were below and for A Shares were equal to the Peer Group average; (ii) with respect to The Intermediate Term Income Fund, that the Fund outperformed its Lipper Peer Group average for the year ended December 31, 2011, the Fund’s contractual total expense ratios and actual advisory fees were above the average for the Lipper Peer Group, and the actual advisory fees for the A Shares were equal to, and for Institutional Shares were above, the Lipper Peer Group average; (iii) with respect to The Strategic Dividend Fund, that the Fund outperformed its Lipper Peer Group average for the year ended December 31, 2011, and the actual total expense ratios and actual advisory fees were below, and the contractual advisory fees were above the Lipper Peer Group average; (iv) with respect to The Large Cap Equity Fund, that the Fund outperformed its Lipper Peer Group average for the year ended December 31, 2011, the actual total expense ratios and contractual and actual advisory fees for A Shares and B Shares were below, and for the Institutional Shares were above, the Lipper Peer Group average; (v) with respect to The Mid Cap Equity Fund, that the Fund outperformed its Lipper Peer Group average for the year ended December 31, 2011, the actual total expense ratios of the A Shares and B Shares were below, and for Institutional Shares was above, the Lipper Peer Group average, and the contractual advisory fees were below, and actual advisory fees were above, the Lipper Peer Group average; (vi) with respect to The Leaders Equity Fund, that the Fund outperformed its Lipper Peer Group average for the year ended December 31, 2011, its actual total expense ratios and contractual advisory fees and actual advisory fees were above the Lipper Peer Group average;

Performance Funds Trust
Annual Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited)  (continued)

(vii) with respect to The Money Market Fund, that the Fund underperformed its Lipper Peer Group average for the year ended December 31, 2011, its actual total expense ratios and advisory fees were below the Lipper Peer Group average, and its contractual advisory fees for the A Shares was below, and for the Institutional Shares was above, its Lipper Peer Group average; and (viii) with respect to the U.S. Treasury Money Market Fund, that the Fund had underperformed its Lipper Peer Group average for the year ended December 31, 2011, its actual advisory fee and total expense ratio were below, and its contractual advisory fee was above, the Lipper Peer Group average.

The Board discussed the other compensation or possible benefits to Trustmark and Orleans, including soft dollars and compensation payable by the Funds to Trustmark’s affiliate for custodian services.

The Board, including all of the Independent Trustees, concluded that the fees payable under the Contracts were fair and reasonable with respect to the services that Trustmark and Orleans provide and in light of the other factors described above that the Board deemed relevant. No single factor was considered in isolation or to be determinative of the decision of the Board to approve the Contracts. Based on the factors considered, the Board, including all of the Independent Trustees, concluded that it was appropriate to renew the Contracts.

Performance Funds Trust
Additional Tax Information (Unaudited)

The table below details distributions designated from long-term capital gains for the following Funds for the fiscal year ended May 31, 2012:

Amount
The Intermediate Term Income Fund	$164,931

For corporate shareholders, the following percentages of the total ordinary income distributions paid by the Funds during the year ended May 31, 2012, qualify for the corporate dividends received deduction:

Dividend Received Deduction
The Large Cap Equity Fund	100.00%
The Strategic Dividend Fund	100.00%

For the year ended May 31, 2012, the following percentages of the total ordinary income distributions paid by the Funds during the year represent qualified dividend income:

Qualified Dividend Income
The Large Cap Equity Fund	100.00%
The Strategic Dividend Fund	100.00%

The Fund designated the following amount as short term capital gains distributions as of May 31, 2012:

Amount
The U.S. Treasury Money Market Fund	$2,936
The Intermediate Term Income Fund	18,305

Performance Funds Trust
Information about Trustees and Officers (Unaudited)

The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an “interested person” (as defined in the 1940 Act) and each non-interested Trustee are set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-PERFORM (737-3676).

Trustees

Name, Address‡, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee≠	Other Director-ships Held by Trustee
Non-Interested Trustees
Joe J. Powell III,* Age: 58	Trustee	Indefinite, 11/02 to present	Founder, Director and President, Maximum Information Technology, Inc., 2000 to present; CEO of Integrated Healthcare Solutions Holding, LLC (medical software development technical services provider), 2012 to present.	8	N/A
Walter P. Neely, Ph.D., CFA* Age: 67	Trustee and Chairman	Indefinite, 5/92 to present	Professor and Consultant, Millsaps College, Jackson, Mississippi, 1980 to present.	8	N/A
Shirley F. Olson, D.B.A.* Age: 65	Trustee	Indefinite, 1/05 to present	Consultant, The Olson Consulting Group LLC, 1997 to present.	8	N/A
Michael L. Allen* Age: 63	Trustee	2/10 to present	Senior Vice President Wealth Management, PNC Financial Services, 2004-July 2010.	8	N/A

≠	Fund Complex is comprised of eight (8) Funds.
‡	Each Trustee may be contacted by writing to the Trustee c/o Curtis Barnes, Citi Fund Services, 100 Summer Street, Suite 1500, Boston, MA 02110.
*	Member of the Audit Committee and Nominating and Governance Committee.

Performance Funds Trust
Information about Trustees and Officers (Unaudited) (continued)

Principal Officers

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Teresa Thornhill† Age: 47, 1701 Lakeland Drive Jackson, MS 39216	President of the Trust	Indefinite, 8/2008 to present	First Vice President, Trustmark National Bank, since 1999.
Curtis Barnes, Age: 58, 100 Summer Street, Suite 1500, Boston, MA 02110	Secretary of the Trust	Indefinite, 5/1999 to present	Senior Vice President, Regulatory Administration, Citi Fund Services — Employee since May 1995.
Chris Sabato, Age: 43, 3435 Stelzer Road, Columbus, OH 43219	Treasurer of the Trust	Indefinite, 11/2004 to present	Senior Vice President, Fund Administration, Citi Fund Services — Employee since February 1993.
George Stevens Age: 61, 4041 N. High Street, Columbus, OH 43214	Chief Compliance Officer and Anti-Money Laundering Officer of the Trust	One year, 9/2005 to present	Director, Beacon Hill Fund Services, since March 2008; Vice President, Citi Fund Services, September 1996 to March 2008.

†	Ms. Thornhill is deemed to be an “interested person” as defined by the 1940 Act because she is an officer and employee of Trustmark.

Investment Advisor

Trustmark Investment Advisors, Inc.
1701 Lakeland Dr.
Jackson, Mississippi 39216

Administrator and Transfer Agent

Citi Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Distributor

BHIL Distributors, Inc.
4041 N. High Street, Suite 402
Columbus, Ohio 43214

Custodian

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

Counsel

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

Independent Registered Public Accounting Firm

KPMG LLP
191 W. Nationwide Blvd., Suite 500
Columbus, Ohio 43215

This report is for the information of the shareholders of the Performance Family of Mutual Funds. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus.

PRFSR 05/12

Performance Funds Trust
A Family of Mutual Funds

Annual Report
May 31, 2012

Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Trustmark National Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Trust involve investment risk, including possible loss of principal. Past performance is not indicative of future results.

2

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Walter P. Neely, Joe J. Powell III and Shirley F. Olson, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
Audit Fees	2012: $ 89,600	2011: $ 87,000
Audit-Related Fees	2012: $ 35,900	2011: $ 30,000
Tax Fees	2012: $ 33,500	2011: $ 32,500
All Other Fees	2012: $ 0	2011: $ 0

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-approval by the Committee of non-audit services is not required so long as:

(1) (A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenue paid to the auditor by the Funds during the fiscal year in which the services are provided;

(B) with respect to the Adviser and any Advisor-affiliated service provider, the aggregate of all such non-audit services provided constitutes no more than 5% of all total amount of the revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Advisor and any Advisor-affiliated service provider during the fiscal year in which the services are provided;

(2) such services under (1) above were not recognized by the Funds at the time of the engagement to be non-audit services and such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or its Delegate(s) (as defined below)

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2012 0%

2011 0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2012 $255,658

2011 $204,406

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Performance Funds Trust

By (Signature and Title)* /s/ Teresa F. Thornhill

Teresa F. Thornhill, President

Date July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Teresa F. Thornhill

Teresa F. Thornhill, President

Date July 25, 2012

By (Signature and Title)* /s/ Christopher E. Sabato

Christopher E. Sabato, Treasurer

Date July 25, 2012

* Print the name and title of each signing officer under his or her signature.